As filed with the Securities and Exchange Commission on March 31, 2005
                                                       1933 Act File No. 2-22019
                                                      1940 Act File No. 811-1241
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933        [ ]
                         POST-EFFECTIVE AMENDMENT NO. 90     [X]
                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940    [ ]
                                AMENDMENT NO. 63             [X]

                            EATON VANCE GROWTH TRUST
                            ------------------------
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
     -----------------------------------------------------------------------
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 (617) 482-8260
                                 --------------
                         (REGISTRANT'S TELEPHONE NUMBER)

                                 ALAN R. DYNNER
     THE EATON VANCE BUILDING, 255 SATE STREET, BOSTON, MASSACHUSETTS 02109
     ----------------------------------------------------------------------
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[X]  on May 30, 2005 pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[ ] this post effective amendment designates a new effective date for a previously filed post-effective amendment.

Large-Cap Growth Portfolio and Small-Cap Portfolio have also executed this Registration Statement.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

LOGO



               EATON VANCE-ATLANTA CAPITAL LARGE-CAP GROWTH FUND
              A diversified fund seeking long-term capital growth

                   EATON VANCE-ATLANTA CAPITAL SMALL-CAP FUND
              A diversified fund seeking long-term capital growth

                                Prospectus Dated

                                  May 30, 2005


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


INFORMATION IN THIS PROSPECTUS
                                       Page                                 Page
--------------------------------------------------------------------------------
Fund Summaries                           2     Sales Charges                  9
Investment Objectives & Principal              Redeeming Shares              11
 Policies and Risks                      6     Shareholder Account
Management and Organization              7      Features                     11
Valuing Shares                           8     Tax Information               13
Purchasing Shares                        8     Financial Highlights          14
--------------------------------------------------------------------------------

 This prospectus contains important information about the Funds and the services available to shareholders. Please save it for reference.

FUND SUMMARIES

               EATON VANCE-ATLANTA CAPITAL LARGE-CAP GROWTH FUND

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES. The Fund's investment objective is to seek long-term capital growth. The Fund invests primarily in common stocks of companies with large market capitalizations ("large company stocks"). The shares offered by this prospectus are Class A shares of the Fund.

The Fund will normally invest in common stocks of companies having market capitalizations that rank in the top 1,000 U.S. companies. Under normal circumstances, the Fund invests at least 80% of its net assets in large company stocks. The portfolio securities of the Fund are selected by a portfolio management team which relies on the investment adviser's research staff.

The Fund currently invests its assets in a separate registered investment company with the same objective and policies as the Fund.

PRINCIPAL RISK FACTORS. The value of Fund shares is sensitive to stock market volatility. If there is a general decline in the value of publicly-traded U.S. stocks, the value of the Fund's shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels.

The Fund is not a complete investment program and you may lose money by investing in the Fund. Shareholders should invest for the long term. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Large-Cap Growth Fund's performance for each calendar year through December 31, 2004. The returns in the bar chart do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The returns in the table are shown before and after the reduction of taxes and include a comparison to the performance of a broad-based index of domestic common stocks. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. Absent expense subsidies, the Fund's returns would have been lower.

                       24.38%    5.76%
                      -----------------
                        2003     2004

During the period from December 31, 2002 through December 31, 2004, the highest quarterly total return was 14.53% for the quarter ended June 30, 2003, and the lowest quarterly return was -3.62% for the quarter ended March 31, 2003.


                                                                One      Life of
Average Annual Total Return as of December 31, 2004            Year       Fund
-------------------------------------------------------------------------------
Return Before Taxes                                           -0.35%     -0.33%
Return After Taxes on Distributions                           -0.42%     -0.36%
Return After Taxes on Distributions
 and the Sale of Fund Shares                                  -0.13%     -0.28%
S&P 500 Index (reflects no deduction for fees, expenses
 or taxes)                                                    10.87%      6.39%


These returns reflect the maximum sales charge for Class A (5.75%). The Class A performance shown above for period prior to November 28, 2003 is the performance of a former class of the Fund, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in expenses of the two classes). Class A and the former class commenced operations on November 28, 2003 and April 30, 2002, respectively. Life of Fund returns are calculated from April 30, 2002. The S&P 500 Index is a broad-based unmanaged index of stocks commonly used as a measure of U.S. stock market performance. Investors cannot invest directly in an index. (Source for the S&P 500 Index returns: Thomson Financial.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

FUND FEES AND EXPENSES. These tables describe the expenses that you may pay if you buy and hold shares.

Shareholder Fees
(fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) (as a percentage of
 offering price)                                                        5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower
 of net asset value at time of purchase or time of redemption)          None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions         None
Exchange Fee                                                            None

Annual Fund Operating Expenses
(expenses that are deducted from Fund and Portfolio assets)
--------------------------------------------------------------------------------
Management Fees                                                          0.65%
Distribution and Service (12b-1) Fees                                     n/a
Other Expenses*                                                          0.68%
                                                                        -------
Total Annual Fund Operating Expenses                                     1.33%
Less Expense Reimbursement**                                            (0.08)%
                                                                        -------
Net Annual Fund Operating Expenses                                       1.25%

*    Other  Expenses  includes a 0.25%  service  fee paid  pursuant to a Service
     Plan.
** Eaton Vance has agreed to reimburse the Fund's Other Expenses (excluding the service fee) to the extent they exceed 0.35% of average daily net assets. This agreement may be changed or terminated at any time, subject to Trustee approval.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                     1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
  Fund Shares                        $ 695       $ 949      $ 1,222     $ 1,999

                   Eaton Vance-Atlanta Capital Small-Cap Fund

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES. The Fund's investment objective is to seek long-term capital growth. The Fund invests primarily in common stocks of companies with small market capitalizations ("small company stocks"). The shares offered by this prospectus are Class A shares of the Fund.

The Fund will normally invest in common stocks of companies having market capitalizations within the range of companies comprising the Russell 2000 Index ("Russell 2000"). Under normal circumstances, the Fund invests at least 80% of its net assets in small company stocks. The portfolio securities of the Fund are selected by a portfolio management team which relies on the investment adviser's research staff.

The Fund currently invests its assets in a separate registered investment company with the same objective and policies as the Fund.

PRINCIPAL RISK FACTORS. Shares of the Fund are sensitive to factors affecting small company stocks. Small company stocks are generally subject to greater price fluctuation and investment risk than securities of more established companies. Small companies include companies in the technology and health care sectors, which historically have been more volatile than other market sectors. The value of Fund shares is also sensitive to stock market volatility. If there is a general decline in the value of publicly-traded U.S. stocks, the value of the Fund's shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels.

The Fund is not a complete investment program and you may lose money by investing in the Fund. Shareholders should invest for the long term. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Small-Cap Fund's performance for each calendar year through December 31, 2004. The returns in the bar chart do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The returns in the table are shown before and after the reduction of taxes and include a comparison to the performance of a market-capitalization weighted index of 2,000 small company stocks. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. Absent expense subsidies, the Fund's returns would have been lower.


                  26.34%      18.55%
                 --------------------
                   2003        2004


During the period from December 31, 2002 through December 31, 2004, the highest quarterly total return was 17.60% for the quarter ended June 30, 2003, and the lowest quarterly return was -6.46% for the quarter ended March 31, 2003.

                                                                 One     Life of
Average Annual Total Return as of December 31, 2004              Year     Fund
-------------------------------------------------------------------------------
Return Before Taxes                                             11.71%    5.61%
Return After Taxes on Distributions                             11.53%    5.55%
Return After Taxes on Distributions and the Sale of
 Fund Shares                                                     7.85%    4.80%
Russell 2000 Index (reflects no deduction for fees,
 expenses or taxes)                                             18.33%   10.97%


These returns reflect the maximum sales charge for Class A (5.75%). The Class A performance shown above for period prior to November 28, 2003 is the performance of a former class of the Fund, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in expenses of the two classes). Class A and the former class commenced operations on November 28, 2003 and April 30, 2002, respectively. Life of Fund returns are calculated from April 30, 2002. The Russell 2000 Index is a market-capitalization weighted index of 2,000 small company stocks. Investors cannot invest directly in an index. (Source for the Russell 2000 Index returns: Thomson Financial.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

FUND FEES AND EXPENSES. These tables describe the expenses that you may pay if you buy and hold shares.

Shareholder Fees
(fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) (as a percentage of offering price)           5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower
 of net asset value at time of purchase or time of redemption)            None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions           None
Exchange Fee                                                              None


Annual Fund Operating Expenses
(expenses that are deducted from Fund and Portfolio assets)
--------------------------------------------------------------------------------
Management Fees                                                         1.00%
Distribution and Service (12b-1) Fees                                    n/a
Other Expenses*                                                         1.03%
                                                                       -------
Total Annual Fund Operating Expenses                                    2.03%
Less Expense Reimbursement**                                           (0.43)%
                                                                       -------
Net Annual Fund Operating Expenses                                      1.60%

*    Other  Expenses  includes a 0.25%  service  fee paid  pursuant to a Service
     Plan.
** Eaton Vance has agreed to reimburse the Fund's Other Expenses (excluding the service fee) to the extent they exceed 0.35% of average daily net assets. This agreement may be changed or terminated at any time, subject to Trustee approval.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
  Fund Shares                          $ 728     $ 1,051    $ 1,396     $ 2,366

INVESTMENT OBJECTIVES & PRINCIPAL POLICIES AND RISKS

The investment objectives and principal policies and risks of the Funds are set forth below. Each Fund's investment objective may not be changed without shareholder approval. Most of a Fund's investment policies may be changed by the Trustees without shareholder approval. Each Fund currently seeks to meet its investment objective by investing in one or more separate open-end investment companies that have the same objective and policies as the Fund. In the case of a Portfolio that has a policy of investing at least 80% of its net assets in a particular type of investment (the "80% policy"), the policy will not be changed unless Fund shareholders are given 60 days' notice of the change. For purposes of the 80% policy, net assets include any borrowings for investment purposes.

LARGE-CAP GROWTH FUND. Large-Cap Growth Fund's investment objective is to seek long-term capital growth. Large-Cap Growth Fund currently invests in Large-Cap Growth Portfolio. Large-Cap Growth Portfolio normally invests in common stocks of companies having market capitalizations that rank in the top 1,000 U.S. companies ("large company stocks"). Under normal circumstances, the Portfolio invests at least 80% of its net assets in large company stocks.

Large-Cap Growth Portfolio invests in a diversified selection of common stocks, emphasizing quality growth companies with a demonstrated record of consistent earnings growth. A company's financial quality is determined by analysis of its financial statements and the use of "financial quality ratings" provided by nationally recognized rating services or as determined by the investment adviser if unrated. Quality companies are generally "seasoned", meaning they have three or more years of operations. The investment adviser emphasizes quality large growth companies whose stocks are considered to trade at attractive valuations relative to their long-term growth rates. Sustainable earnings growth is determined by rigorous fundamental analysis of a company's financial trends, products and services, industry conditions and other factors. Based upon various long-term growth themes identified by the investment adviser, portfolio industry groups may be overweighted or underweighted versus the S&P 500 Index. The portfolio management team may utilize recommendations provided by the investment adviser's research staff to make buy and sell decisions. The investment adviser may sell a security when its fundamentals deteriorate or when its valuation is no longer attractive relative to its long-term growth rate.

SMALL-CAP  FUND.  Small-Cap  Fund's  investment  objective is to seek  long-term capital growth. Small-Cap Fund currently invests in Small-Cap Portfolio. Small-Cap Portfolio normally invests in common stocks of companies having market capitalizations within the range of companies comprising the Russell 2000 ("small company stocks"). Under normal circumstances, the Portfolio invests at least 80% of its net assets in small company stocks. The Portfolio may also invest in larger companies.

Small-Cap Portfolio invests in a diversified selection of common stocks, emphasizing quality small companies whose stocks are considered to trade at attractive valuations relative to earnings or cash flow per share. A company's financial quality is determined by analysis of its financial statements and the use of "financial quality ratings" provided by nationally recognized rating services or as determined by the investment adviser if unrated. Quality companies are generally "seasoned", meaning they have three or more years of operations. The investment adviser seeks to purchase stocks of companies capable of sustaining consistent earnings growth while maintaining a strong financial condition. Sustainable earnings growth is determined by rigorous fundamental analysis of a company's financial trends, products and services and other factors. The portfolio management team may utilize recommendations provided by the investment adviser's research staff to make buy and sell decisions. Small-Cap Portfolio is diversified across various economic sectors. The investment adviser may sell a security when its fundamentals deteriorate or when it is no longer attractively valued.

Many of the small companies that Small-Cap Portfolio may purchase are more dependent on fewer products, services or product markets than more established companies, have limited financial resources or may rely upon a limited management group and may lack substantial capital reserves. Small company stocks frequently have lower trading volume and tend to be more sensitive to changes in earnings projections than stocks of more established companies, making them more volatile and possibly more difficult to value.

Each Portfolio may borrow amounts up to one-third of the value of their respective total assets (including borrowings), but they will not borrow more than 5% of the value of their respective total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to a Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Portfolios will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of their respective total assets. During unusual market conditions, each Portfolio may temporarily invest up to 100% of their respective assets in cash or cash equivalents, which may be inconsistent with the Fund's investment objective. A Portfolio might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times a Portfolio may use alternative investment strategies in an effort to limit losses, it may choose not to do so.

MANAGEMENT AND ORGANIZATION

MANAGEMENT. Each Portfolio's investment adviser is Boston Management and Research ("BMR"), a subsidiary of Eaton Vance Management ("Eaton Vance"), with offices at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $90 billion on behalf of mutual funds, institutional clients and individuals.

Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of each Portfolio to Atlanta Capital Management Company, LLC ("Atlanta Capital"), an indirect majority-owned subsidiary of Eaton Vance. BMR pays Atlanta Capital a portion of each advisory fee for sub-advisory services provided to each Portfolio.

The day-to-day management of each Portfolio is the responsibility of a team of Atlanta Capital investment professionals. Each team meets to discuss investment holdings, prospective investments and portfolio composition and manages and provides research. The fees paid to BMR and the identities of the primary members of each team are as follows:

LARGE-CAP GROWTH PORTFOLIO. Under Large-Cap Growth Portfolio's investment advisory agreement, BMR receives a monthly advisory fee equal to 0.650% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over, the annual fee is reduced. For the fiscal year ended September 30, 2004, absent a fee reduction, Large-Cap Growth Portfolio would have paid BMR advisory fees equivalent to 0.650% of its average net assets. For the same period, absent a fee reduction, BMR would have paid Atlanta Capital sub-advisory fees equivalent to 0.400% of the Large-Cap Growth Portfolio's average daily net assets.

William R. Hackney, III, Marilyn Robinson Irvin and Paul J. Marshall comprise the team of investment professionals for the Large-Cap Growth Portfolio. Mr. Hackney, Managing Partner of Atlanta Capital, and Ms. Irvin, Senior Vice President of Atlanta Capital, have been employed by Atlanta Capital for more than five years. Mr. Marshall has been a Vice President of Atlanta Capital since 2000. Prior to joining Atlanta Capital, he was a portfolio manager with Bank of America Capital Management.

SMALL-CAP PORTFOLIO. Under Small-Cap Portfolio's investment advisory agreement, BMR receives a monthly advisory fee equal to 1.00% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over, the annual fee is reduced. For the fiscal year ended September 30, 2004, absent a fee reduction, Small-Cap Portfolio would have paid BMR advisory fees equivalent to 1.00% of its average net assets. For the same period, absent a fee reduction, BMR would have paid Atlanta Capital sub-advisory fees equivalent to 0.75% of the Small-Cap Portfolio's average daily net assets.

The Fund's shareholder reports provide information regarding the basis for the Trustees approval of each Portfolios' investment advisory and investment sub-advisory agreements.

William O. Bell, IV, William R. Hackney, III, W. Matthew Hereford and Charles B. Reed comprise the team of investment professionals for the Small-Cap Portfolio. Mr. Bell, Vice President of Atlanta Capital, Mr. Hackney, Managing Partner of Atlanta Capital and Mr. Reed, Vice President of Atlanta Capital, have been employed by Atlanta Capital for more than five years. Mr. Hereford has been a Vice President of Atlanta Capital since 2002. Prior to joining Atlanta Capital, he was a portfolio manager with INVESCO.

The Statement of Additional Information provides additional information about the investment management teams, including information about compensation, other accounts managed by team members, and the team members' ownership of shares of each Fund.

Eaton Vance serves as the administrator of each Fund, providing each Fund with administrative services and related office facilities. Eaton Vance does not currently receive a fee for serving as administrator.

Eaton Vance also serves as the sub-transfer agent for each Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by a Fund's transfer agent from fees it receives from the Eaton Vance funds.

ORGANIZATION. Each Fund is a series of Eaton Vance Growth Trust (the "Trust"), a Massachusetts business trust. Each Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Fund shares offered by, and referred to in, this prospectus are Class A shares. The Funds do not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval). If a Fund invests in a Portfolio, it may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, a Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. A Fund can withdraw from a Portfolio at any time.

Because the Funds use this combined prospectus, a Fund could be held liable for a misstatement or omission made about another Fund. The Trust's Trustees considered this risk in approving the use of a combined prospectus.

VALUING SHARES

Each Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their value (plus a sales charge), which is derived from the value of Portfolio holdings. When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser the daily valuation of such investments. The investment adviser has delegated daily valuation of the Portfolios to the sub-adviser. Exchange-listed securities are valued at closing sale prices. In certain situations, the sub-adviser may use the fair value of a security if market prices are unavailable or deemed unreliable. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. The sub-adviser expects to use fair value pricing under limited circumstances, such as when a security is restricted or is thinly traded. Eaton Vance has established a Valuation Committee that oversees the valuation of investments.

PURCHASING SHARES

HOW TO PURCHASE SHARES. You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-800-262-1122. Your initial investment must be at least $1,000. A Fund or your investment dealer must receive your purchase order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) in order for your purchase to be effected at that day's net asset value.

After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund with each investment.

You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans and for persons affiliated with Eaton Vance and its service providers.

If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. Each Fund may suspend the sale of its shares at any time and any purchase order may be refused.

RESTRICTIONS ON EXCESSIVE TRADING AND MARKET TIMING. The Funds are not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund's shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund's shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including restricted securities) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as "price arbitrage"). Each Portfolio has procedures authorizing the sub-adviser to use the fair value of a security if market prices are unavailable or deemed unreliable (see "Valuing Shares"). The use of fair value pricing and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder's ability to engage in price arbitrage to the detriment of the Funds.

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. Under the policies, each Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines, in its discretion, that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. Each Fund and its principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. No Eaton Vance fund has any arrangement to permit market timing.

The Funds and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds' market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to a Fund. Each Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Funds to accounts under their control.

PAYMENTS TO INVESTMENT DEALERS. In connection with sales of Fund shares, an investment dealer may receive sales charges and Fund distribution and/or service fees as described below. In addition, the principal underwriter, out of its own resources, may make cash payments to certain investment dealers who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance Funds in preferred or specialized selling programs. Payments made by the principal underwriter to an investment dealer are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that investment dealer. Investment dealers also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance Funds. The principal underwriter may pay or allow other promotional incentives or payments to investment dealers to the extent permitted by applicable laws and regulations.

Certain investment dealers that maintain "street name" or omnibus accounts provide sub-accounting, recordkeeping and/ or administrative services to the Eaton Vance funds and are compensated for such services by the Funds. As used in this prospectus, the term "investment dealer" includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

SALES CHARGES

FRONT-END SALES CHARGE. Fund shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

                                     Sales Charge*       Sales Charge*       Dealer Commission
                                   as Percentage of   as Percentage of Net   as a Percentage of
Amount of Purchase                  Offering Price      Amount Invested        Offering Price
-----------------------------------------------------------------------------------------------
Less than $50,000                       5.75%                6.10%                 5.00%
$50,000 but less than $100,000          4.75%                4.99%                 4.00%
$100,000 but less than $250,000         3.75%                3.90%                 3.00%
$250,000 but less than $500,000         3.00%                3.09%                 2.50%
$500,000 but less than $1,000,000       2.00%                2.04%                 1.75%
$1,000,000 or more                      0.00**               0.00**              See Below

* Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.

** No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 12 months of purchase.

The principal underwriter will pay an upfront commission to investment dealers on sales of $1 million or more as follows: 1.00% on amounts of $1 million or more but less than $3 million; plus 0.50% on amounts of $3 million or more but less than $5 million; plus 0.25% for any amounts of $5 million or more. Purchases totalling $1 million or more will be aggregated over a 12-month period for purposes of determining the amount of the commission to be paid.

For Fund share purchases in a single fund in a single transaction totaling $5 million or more, the principal underwriter will pay investment dealers a fee monthly in arrears based upon the commission rates stated above. Those rates will be applied to the amount originally invested minus any redemptions (as calculated at month end) and will be paid ratably over the first 12 months after the investment is made.

The principal underwriter may also pay commissions of up to 1.00% on sales of Fund shares made at net asset value to certain tax-deferred retirement plans.

REDUCING OR ELIMINATING SALES CHARGES. Front-end sales charges on purchases of Fund shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your investment dealer or a Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your investment dealer or the Fund know you are eligible for a reduced sales charge, you may not receive the discount to which you are otherwise entitled.

     Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in a Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $50,000 or more. Class A, Advisers Class, Class B, Class C, Class I and/or Class R shares of a Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by you may be included for this purpose. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in trust or fiduciary accounts (including retirement accounts) or omnibus or "street name" accounts. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

     Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or a Fund to sell) the full amount indicated in the statement.

Fund shares are offered at net asset value (without a sales charge) to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Fund shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See "Shareholder Account Features" for details.

CONTINGENT DEFERRED SALES CHARGE. Fund shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% contingent deferred sales charge ("CDSC") if redeemed within 12 months of purchase. Investors who purchase Class A shares of a single fund in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. The CDSC is based on the lower of the net asset value at the time of purchase or the time of redemption. Shares acquired through the reinvestment of distributions are exempt. Redemptions are made first from shares which are not subject to a CDSC.

CDSC WAIVERS. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features").

MORE INFORMATION ABOUT SALES CHARGES IS AVAILABLE FREE OF CHARGE ON THE EATON VANCE WEBSITE AT WWW.EATONVANCE.COM AND IN THE STATEMENT OF ADDITIONAL INFORMATION. PLEASE CONSULT THE EATON VANCE WEBSITE FOR ANY UPDATES TO SALES CHARGE INFORMATION BEFORE MAKING A PURCHASE OF FUND SHARES.

SERVICE FEES. Each Fund pays service fees for personal and/or account services equal to 0.25% of average daily net assets annually. After the sale of shares, the principal underwriter receives service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers.

REDEEMING SHARES

You can redeem shares in any of the following ways:

By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone        You can redeem up to $100,000 per account (which may include shares of one or more Eaton Vance funds) b y calling the transfer agent at 1-800-262-1122 on Monday through Friday, 9:00 a.m. to 4:00 p.m. (eastern time). Proceeds of a telephone redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.

Through an          Your investment  dealer is responsible for  transmitting the
Investment Dealer   order  promptly.  An investment  dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account may be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.

DISTRIBUTIONS. You may have your Fund distributions paid in one of the following ways:

     *Full Reinvest Option      Dividends and  capital  gains are reinvested  in
                                additional shares. This option will be assigned if you do not specify an option.

     *Partial Reinvest Option   Dividends are paid in cash and capital gains are
                                reinvested in additional shares.

     *Cash Option               Dividends and capital gains are paid in cash.

     *Exchange Option           Dividends and/or capital gains are reinvested in
                                additional shares of any class of another  Eaton
                                Vance fund chosen by you, subject to the terms of that fund's prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

INFORMATION ABOUT THE FUNDS. From time to time, you may be mailed the following:

     *Semiannual and Annual Reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.

     *Periodic account statements, showing recent activity and total share balance.

     *Form 1099 and tax information needed to prepare your income tax returns.

     *Proxy materials, in the event a shareholder vote is required.

     *Special notices about significant events affecting your Fund.

Each Fund will file with the Securities and Exchange Commission ("SEC") a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. Each Fund's annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC's website (www.sec.gov). The most recent fiscal quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information is filed with the SEC or posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Each Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of each calendar quarter end on the Eaton Vance website approximately ten business days after quarter-end.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

WITHDRAWAL PLAN. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Fund shares are generally subject to an initial sales charge, Fund shareholders should not make withdrawals from their accounts while also making purchases.

TAX-DEFERRED RETIREMENT PLANS. Fund shares are available for purchase in connection with certain tax-deferred retirement plans. Call 1-800-262-1122 for information. Distributions will be invested in additional shares for all tax-deferred retirement plans.

EXCHANGE PRIVILEGE. You may exchange your Fund shares for Class A shares of another Eaton Vance fund. Exchanges are made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (see back cover for address) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. As described under "Purchasing Shares", the exchange privilege may be terminated for market timing accounts or for other reasons.

REINVESTMENT PRIVILEGE. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of a Fund (or in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

TELEPHONE AND ELECTRONIC TRANSACTIONS. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"STREET NAME" ACCOUNTS. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

PROCEDURES FOR OPENING NEW ACCOUNTS. To help the government fight the funding of terrorism and money laundering activities, federal law requires each Fund to obtain, verify and record information that identifies each person who opens a Fund account. When you open an account, the transfer agent or your investment dealer will ask you for your name, address, date of birth and other identifying information. You also may be asked to produce a copy of your driver's license and other identifying documents. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the investment dealer is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information from the person, closing the person's account or reporting the matter to the appropriate federal authorities.

ACCOUNT QUESTIONS. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122, or write to the transfer agent (see back cover for address).

TAX INFORMATION

Each Fund makes distributions (if any) annually. Dividends may not be paid if Fund expenses exceed Fund income for the period. Distributions of income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term capital gains. Over time, distributions by each Fund can generally be expected to include both dividends taxable as ordinary income and capital gain distributions taxable as long-term gains. A portion of each Fund's income distributions may be eligible for the dividends-received deduction for corporations. A Fund's distributions will be taxable as described above whether they are paid in cash or reinvested in additional shares.

Investors who purchase shares at a time when a Fund's net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Shareholders should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand a Fund's financial performance for the periods indicated. Certain information in the tables reflect the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm. The report of Deloitte & Touche LLP and each Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request.

                                                   EATON VANCE-ATLANTA CAPITAL
                                                         LARGE-CAP FUND
                                                 -------------------------------
                                                    YEAR ENDED SEPTEMBER 30,
                                                 -------------------------------
                                                           2004(1)(2)
                                                 -------------------------------
                                                            CLASS A
--------------------------------------------------------------------------------
Net asset value - Beginning of period                       $10.000
                                                            --------
Income (loss) from operations
Net investment loss                                         $(0.004)
Net realized and unrealized gain                              0.324
                                                            --------
Total income from operations                                $ 0.320
                                                            --------
Net asset value - End of period                             $10.320
                                                            --------
Total return(3)                                                3.20%

Ratios/Supplemental Data+:
Net assets, end of period (000's omitted)                   $ 3,993
Ratios (As a percentage of average daily net
  assets):
   Net expenses(4)                                             1.25%(5)
   Net investment loss                                        (0.04)%(5)
  Portfolio Turnover of the Portfolio                            35%

+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
 Expenses(4)                                                   1.33%(5)
 Net investment loss                                          (0.12)%(5)
Net investment loss per share                                (0.010)

                                                   (See footnotes on last page.)

                                                   EATON VANCE-ATLANTA CAPITAL
                                                         SMALL-CAP FUND
                                                 -------------------------------
                                                    YEAR ENDED SEPTEMBER 30,
                                                 -------------------------------
                                                           2004(1)(2)
                                                 -------------------------------
                                                            CLASS A
--------------------------------------------------------------------------------
Net asset value - Beginning of period                       $10.000
                                                            --------
Income (loss) from operations
Net investment loss                                         $(0.044)
Net realized and unrealized gain                              0.854
                                                            --------
Total income from operations                                $ 0.810
                                                            --------
Net asset value - End of period                             $10.810
                                                            --------
Total return(3)                                                8.10%

Ratios/Supplemental Data+:
Net assets, end of period (000's omitted)                   $ 1,166
Ratios (As a percentage of average daily netassets):
 Net expenses(4)                                               1.60%(5)
 Net expenses after custodian fee reduction(4)                 1.60%(5)
 Net investment loss                                          (0.51)%(5)
Portfolio Turnover of the Portfolio                              28%

+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
 Expenses(4)                                                    2.03%(5)
 Expenses after custodian fee reduction(4)                      2.03%(5)
 Net investment loss                                           (0.94)%(5)
Net investment loss per share                                 $(0.081)

(1)  Net   investment   loss  per  share  was  computed   using  average  shares
     outstanding.
(2) For the period from the start of business, November 28, 2003, to September 30, 2004.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

LOGO



MORE INFORMATION
--------------------------------------------------------------------------------

     ABOUT THE FUNDS: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about each Fund's investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports on Eaton Vance's website at www.eatonvance.com or by contacting the principal underwriter:


                         Eaton Vance Distributors, Inc.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com


     You will find and may copy information about each Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     About Shareholder Accounts: You can obtain more information from Eaton Vance Shareholder Services (1-800-262-1122). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:

--------------------------------------------------------------------------------
                                    PFPC Inc.
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 1-800-262-1122


The Funds'  SEC File No. is 811-1241.                                   ATLRPROS


1832-2/05                                        (C) 2005 Eaton Vance Management

LOGO



               EATON VANCE-ATLANTA CAPITAL INTERMEDIATE BOND FUND
              A diversified fund seeking to balance current income
                            with capital preservation

                EATON VANCE-ATLANTA CAPITAL LARGE-CAP GROWTH FUND
               A diversified fund seeking long-term capital growth

                   EATON VANCE-ATLANTA CAPITAL SMALL-CAP FUND
               A diversified fund seeking long-term capital growth

                                    I SHARES

                                Prospectus Dated

                                  MAY 30, 2005


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Information in this prospectus
                                     Page                                 Page
--------------------------------------------------------------------------------
Fund Summaries                        2     Redeeming Shares               13
Investment Objectives & Principal           Shareholder Account Features   13
  Policies and Risks                  8     Tax Information                14
Management and Organization           9     Financial Highlights           15
Valuing Shares                       11
Purchasing Shares                    11
--------------------------------------------------------------------------------

 This prospectus contains important information about the funds and the services available to shareholders.  Please save it for reference.

FUND SUMMARIES

               EATON VANCE-ATLANTA CAPITAL INTERMEDIATE BOND FUND

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES. The Fund's investment objective is to balance current income with capital preservation. The Fund normally invests in debt securities having intermediate maturities (i.e., average effective maturities of one to ten years) and primarily invests in fixed income securities having a debt rating of A or above by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P") or Fitch Ratings ("Fitch") or, if unrated, determined by the investment adviser to be of equivalent quality. The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies, or its instrumentalities; corporate bonds; and mortgage-backed and asset-backed securities. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities.

The portfolio securities of the Fund are selected by a portfolio management team which relies on the investment adviser's research staff.

PRINCIPAL RISK FACTORS. The value of Fund shares is sensitive to factors affecting fixed income securities. Fixed income securities are subject to interest rate risk, credit risk, and liquidity risk. Generally, the value of fixed income securities rises when interest rates fall and falls when interest rates rise. Mortgage related asset-backed securities are also subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations.

The Fund is not a complete investment program and you may lose money by investing in the Fund. Shareholders should invest for the long term. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the performance of the Intermediate Bond Fund's Class I shares for each calendar year through December 31, 2004. The returns in the table are shown before and after the reduction of taxes and include a comparison to the performance of a broad-based index of intermediate-maturity bonds and to the performance of an index of intermediate-maturity bonds that are rated in the top three investment grade rating categories. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. Absent expense subsidies, the Fund's returns would have been lower.

               2.20%       2.71%
             --------------------
               2003        2004

During the period from December 31, 2002 through December 31, 2004, the highest quarterly total return for Class I was 2.13% for the quarter ended September 30, 2004, and the lowest quarterly return was -1.76% for the quarter ended June 30, 2004.

                                                                                              One       Life of
Average Annual Total Return as of December 31, 2004                                           Year       Fund
------------------------------------------------------------------------------------------------------------------
Class I Return Before Taxes                                                                   2.71%      4.29%
Class I Return After Taxes on Distributions                                                   1.39%      2.51%
Class I Return After Taxes on Distributions and the Sale of Class I Shares                    1.75%      2.62%
Lehman U.S. Intermediate Aggregate Index (reflects no deduction for fees, expenses or taxes)  3.74%      5.73%
Lehman Intermediate Govt/Credit (Ex-Baa) + ABS + MBS Index (reflects no deduction for
  fees expenses or taxes)                                                                     3.63%      5.47%

Class I commenced operations on April 30, 2002. Life of Fund returns are calculated from April 30, 2002. The Lehman U.S. Intermediate Aggregate Index is a broad-based index of intermediate-maturity bonds. The Lehman Intermediate Govt/Credit (Ex-Baa) + ABS + MBS Index (the "Secondary Index") is a market-value weighted index that covers U.S. investment-grade fixed-rate bonds rated A3 or better by Moody's with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Securities included in both indexes are U.S. domestic, taxable and dollar-denominated. The Secondary Index is included because the securities included therein are similar to those that the Fund may acquire. (Source for the Lehman U.S. Intermediate Aggregate Index returns: Lehman Brothers. Source for the Lehman Intermediate Govt/Credit (Ex-Baa) + ABS + MBS Index returns: Lehman Brothers.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

FUND FEES AND EXPENSES. The table describes the expenses that you may pay if you buy and hold shares.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
----------------------------------------------------------------------------
Management Fees                                                 0.40%
Other Expenses                                                  0.73%
                                                                -----
Total Annual Fund Operating Expenses*                           1.13%

*During the fiscal year ended September 30, 2004, Total Annual Fund Operating Expenses paid by the Fund were 0.75% as the result of an expense reimbursement by the administrator. This reimbursement could be terminated at any time.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                    1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
Fund Shares          $115       $359        $622       $1,375

                EATON VANCE-ATLANTA CAPITAL LARGE-CAP GROWTH FUND

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES. The Fund's investment objective is to seek long-term capital growth. The Fund invests primarily in common stocks of companies with large market capitalizations ("large company stocks").

The Fund will normally invest in common stocks of companies having market capitalizations that rank in the top 1,000 U.S. companies. Under normal circumstances, the Fund invests at least 80% of its net assets in large company stocks. The portfolio securities of the Fund are selected by a portfolio management team which relies on the investment adviser's research staff.

The Fund currently invests its assets in a separate registered investment company with the same objective and policies as the Fund.

PRINCIPAL RISK FACTORS. The value of Fund shares is sensitive to stock market volatility. If there is a general decline in the value of publicly-traded U.S. stocks, the value of the Fund's shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels.

The Fund is not a complete investment program and you may lose money by investing in the Fund. Shareholders should invest for the long term. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the performance of the Large-Cap Growth Fund's Class I shares for each calendar year through December 31, 2004. The returns in the table are shown before and after the reduction of taxes and include a comparison to the performance of a broad-based index of domestic common stocks. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. Absent expense subsidies, the Fund's returns would have been lower.

                24.93%    5.96%
              -------------------
                 2003     2004

During the period from December 31, 2002 through December 31, 2004, the highest quarterly total return for Class I was 14.75% for the quarter ended June 30, 2003, and the lowest quarterly return was -3.62% for the quarter ended March 31, 2003.

                                                                                One      Life of
Average Annual Total Return as of December 31, 2004                             Year       Fund
---------------------------------------------------------------------------------------------------
Class I Return Before Taxes                                                     5.96%     2.31%
Class I Return After Taxes on Distributions                                     5.82%     2.24%
Class I Return After Taxes on Distributions and the Sale of Class I Shares      4.00%     1.95%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)              10.87%     6.39%

Class I commenced operations on April 30, 2002. Life of Fund returns are calculated from April 30, 2002. The S&P 500 Index is a broad-based unmanaged index of stocks commonly used as a measure of U.S. stock market performance. Investors cannot invest directly in an index. (Source for the S&P 500 Index returns: Thomson Financial.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

FUND FEES AND EXPENSES. The table describes the expenses that you may pay if you buy and hold shares.


Annual Fund Operating Expenses (expenses that are deducted from Fund and Portfolio assets)
--------------------------------------------------------------------------------
Management Fees                                                    0.65%
Other Expenses                                                     0.43%
                                                                   -----
Total Annual Fund Operating Expenses                               1.08%

Less Expense Reimbursement*                                       (0.08)%
                                                                   -----
Net Annual Fund Operating Expenses                                 1.00%


*Eaton Vance has agreed to reimburse the Fund's Other Expenses to the extent they exceed 0.35% of average daily net assets. This agreement may be changed or terminated at any time, subject to Trustee approval.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                    1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
Fund Shares          $102        $318       $552        $1,225

                   EATON VANCE-ATLANTA CAPITAL SMALL-CAP FUND

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES. The Fund's investment objective is to seek long-term capital growth. The Fund invests primarily in common stocks of companies with small market capitalizations ("small company stocks").

The Fund will normally invest in common stocks of companies having market capitalizations within the range of companies comprising the Russell 2000 Index ("Russell 2000"). Under normal circumstances, the Fund invests at least 80% of its net assets in small company stocks. The portfolio securities of the Fund are selected by a portfolio management team which relies on the investment adviser's research staff.

The Fund currently invests its assets in a separate registered investment company with the same objective and policies as the Fund.

PRINCIPAL RISK FACTORS. Shares of the Fund are sensitive to factors affecting small company stocks. Small company stocks are generally subject to greater price fluctuation and investment risk than securities of more established companies. Small companies include companies in the technology and health care sectors, which historically have been more volatile than other market sectors. The value of Fund shares is also sensitive to stock market volatility. If there is a general decline in the value of publicly-traded U.S. stocks, the value of the Fund's shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels.

The Fund is not a complete investment program and you may lose money by investing in the Fund. Shareholders should invest for the long term. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the performance of the Small-Cap Fund's Class I shares for each calendar year through December 31, 2004. The returns in the table are shown before and after the reduction of taxes and include a comparison to the performance of a market-capitalization weighted index of 2,000 small company stocks. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. Absent expense subsidies, the Fund's returns would have been lower.

                     26.85%           18.85%
                   ---------------------------
                      2003             2004

During the period from December 31, 2002 through December 31, 2004, the highest quarterly total return for Class I was 17.64% for the quarter ended June 30, 2003, and the lowest quarterly return was -6.32% for the quarter ended March 31, 2003.

                                                                                  One        Life of
Average Annual Total Return as of December 31, 2004                               Year        Fund
-------------------------------------------------------------------------------------------------------
Class I Return Before Taxes                                                       18.85%      8.41%
Class I Return After Taxes on Distributions                                       18.66%      8.35%
Class I Return After Taxes on Distributions and the Sale of Class I Shares        12.49%      7.22%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)            18.33%     10.97%

Class I commenced operations on April 30, 2002. Life of Fund returns are calculated from April 30, 2002. The Russell 2000 Index is a market-capitalization weighted index of 2,000 small company stocks. Investors cannot invest directly in an index. (Source for the Russell 2000 Index returns:
Thomson Financial.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

FUND FEES AND EXPENSES. The table describes the expenses that you may pay if you buy and hold shares.


Annual Fund Operating Expenses (expenses that are deducted from Fund and Portfolio assets)
--------------------------------------------------------------------------------
Management Fees                                                 1.00%
Other Expenses                                                  0.78%
                                                                -----
Total Annual Fund Operating Expenses                            1.78%
Less Expense Reimbursement*                                    (0.43)%
                                                                -----
Net Annual Fund Operating Expenses                              1.35%

* Eaton Vance has agreed to reimburse the Fund's Other Expenses to the extent they exceed 0.35% of average daily net assets. This agreement may be changed or terminated at any time, subject to Trustee approval.


EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                    1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
Fund Shares          $137        $428        $739       $1,624

INVESTMENT OBJECTIVES & PRINCIPAL POLICIES AND RISKS

The investment objectives and principal policies and risks of the Funds are set forth below. Each Fund's investment objective may not be changed without shareholder approval. Most of a Fund's investment policies may be changed by the Trustees without shareholder approval. Large-Cap Growth Fund and Small-Cap Fund currently seek to meet their investment objective by investing in one or more separate open-end investment companies that have the same objective and policies as the Fund. In the case of a Fund or Portfolio that has a policy of investing at least 80% of its net assets in a particular type of investment (the "80% policy"), the policy will not be changed unless Fund shareholders are given 60 days' notice of the change. For purposes of the 80% policy, net assets include any borrowings for investment purposes.

INTERMEDIATE BOND FUND. Intermediate Bond Fund's investment objective is to balance current income with capital preservation. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. The Fund normally invests in debt securities having intermediate maturities (i.e., average effective maturities of one to ten years) and primarily invests in fixed income securities having a debt rating of A or above by Moody's, S&P or Fitch, or, if unrated, determined by the investment adviser to be of equivalent quality. The Fund's average portfolio duration is generally expected to be between three and five years, but may vary depending on the interest rate environment. The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies, or its instrumentalities; corporate bonds; and mortgage-backed and asset backed securities, including collateralized mortgage obligations. Mortgage-backed and asset-backed securities represent interests in a pool of assets, such as mortgage loans, car receivables or credit card receivables. The Fund may also invest in lower rated debt securities. When selecting securities, the Fund's investment adviser takes into account economic and market conditions as well as issuer-specific data.

Fixed income securities are subject to interest rate risk, credit risk, and liquidity risk. Generally, the value of fixed income securities rises when interest rates fall and falls when interest rates rise. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. As with other debt securities, the value of U.S. Government securities changes as interest rates fluctuate. Fluctuations in the value of securities held by the Fund will not affect interest income on existing portfolio securities, but will be reflected in the Fund's net asset value. Thus, a decrease in interest rates will generally result in an increase in the value of Fund shares. Conversely, during periods of rising interest rates, the value of Fund shares will generally decline. The magnitude of these fluctuations will generally be greater at times when the Fund's average maturity is longer.

The mortgage loans underlying mortgage-backed securities ("MBS") are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest and prepayment rate scenarios, the Fund may fail to recover the full amount of its investment in MBS, notwithstanding any direct or indirect governmental or agency guarantee. Because faster than expected prepayments must usually be invested in lower yielding securities, MBS are less effective than conventional bonds in "locking in" a specified interest rate. Similarly, unscheduled prepayments of asset-backed securities may result in a loss of income if the proceeds are invested in lower yielding securities. In a rising interest rate environment, a declining prepayment rate will extend the average life of many MBS. This possibility is often referred to as extension risk. Extending the average life of a mortgage-backed or asset-backed security increases the risk of depreciation due to future increases in market interest rates.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

LARGE-CAP GROWTH FUND. Large-Cap Growth Fund's investment objective is to seek long-term capital growth. Large-Cap Growth Fund currently invests in Large-Cap Growth Portfolio. Large-Cap Growth Portfolio normally invests in common stocks of companies having market capitalizations that rank in the top 1,000 U.S. companies ("large company stocks"). Under normal circumstances, the Portfolio invests at least 80% of its net assets in large company stocks.

Large-Cap Growth Portfolio invests in a diversified selection of common stocks, emphasizing quality growth companies with a demonstrated record of consistent earnings growth. A company's financial quality is determined by analysis of its financial statements and the use of "financial quality ratings" provided by nationally recognized rating services or as determined by the investment adviser if unrated. Quality companies are generally "seasoned", meaning they have three or more years of operations. The investment adviser emphasizes quality large growth companies whose stocks are considered to trade at attractive valuations relative to their long-term growth rates. Sustainable earnings growth is determined by rigorous fundamental analysis of a company's financial trends, products and services, industry conditions and other factors. Based upon various long-term growth themes identified by the investment adviser, portfolio industry groups may be overweighted or underweighted versus the S&P 500 Index. The portfolio management team may utilize recommendations provided by the investment adviser's research staff to make buy and sell decisions. The investment adviser may sell a security when its fundamentals deteriorate or when its valuation is no longer attractive relative to its long-term growth rate.

SMALL-CAP  FUND.  Small-Cap  Fund's  investment  objective is to seek  long-term capital growth. Small-Cap Fund currently invests in Small-Cap Portfolio. Small-Cap Portfolio normally invests in common stocks of companies having market capitalizations within the range of companies comprising the Russell 2000 ("small company stocks"). Under normal circumstances, the Portfolio invests at least 80% of its net assets in small company stocks. The Portfolio may also invest in larger companies.

Small-Cap Portfolio invests in a diversified selection of common stocks, emphasizing quality small companies whose stocks are considered to trade at attractive valuations relative to earnings or cash flow per share. A company's financial quality is determined by analysis of its financial statements and the use of "financial quality ratings" provided by nationally recognized rating services or as determined by the investment adviser if unrated. Quality companies are generally "seasoned", meaning they have three or more years of operations. The investment adviser seeks to purchase stocks of companies capable of sustaining consistent earnings growth while maintaining a strong financial condition. Sustainable earnings growth is determined by rigorous fundamental analysis of a company's financial trends, products and services and other factors. The portfolio management team may utilize recommendations provided by the investment adviser's research staff to make buy and sell decisions. Small-Cap Portfolio is diversified across various economic sectors. The investment adviser may sell a security when its fundamentals deteriorate or when it is no longer attractively valued.

Many of the small companies that Small-Cap Portfolio may purchase are more dependent on fewer products, services or product markets than more established companies, have limited financial resources or may rely upon a limited management group and may lack substantial capital reserves. Small company stocks frequently have lower trading volume and tend to be more sensitive to changes in earnings projections than stocks of more established companies, making them more volatile and possibly more difficult to value.

Each Portfolio and Intermediate Bond Fund may borrow amounts up to one-third of the value of their respective total assets (including borrowings), but they will not borrow more than 5% of the value of their respective total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to a Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. None of the Portfolios nor Intermediate Bond Fund will purchase additional investment securities while outstanding borrowings exceed 5% of the value of their respective total assets. During unusual market conditions, each Portfolio or Fund may temporarily invest up to 100% of their respective assets in cash or cash equivalents, which may be inconsistent with the Fund's investment objective. A Portfolio or Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times a Portfolio or Fund may use alternative investment strategies in an effort to limit losses, it may choose not to do so.

Intermediate Bond Fund's investment policies include a fundamental investment provision allowing the Fund to invest its assets in one or more open-end management investment companies having substantially the same investment policies and restrictions as the Fund. Any such company or companies would be advised by the Fund's investment adviser (or an affiliate) and the Fund would not pay directly any advisory fee with respect to the assets so invested. The Fund will indirectly bear its proportionate share of any management fees paid by investment companies in which it invests in addition to the advisory fee paid by the Fund. The Fund may initiate investments in one or more investment companies at any time without shareholder approval.

MANAGEMENT AND ORGANIZATION

MANAGEMENT. Intermediate Bond Fund, Large-Cap Growth Portfolio and Small-Cap Portfolio's investment adviser is Boston Management and Research ("BMR"), a subsidiary of Eaton Vance Management ("Eaton Vance"), with offices at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $90 billion on behalf of mutual funds, institutional clients and individuals.

Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of Intermediate Bond Fund and each Portfolio to Atlanta Capital Management Company, LLC ("Atlanta Capital"), an indirect majority-owned subsidiary of Eaton Vance. BMR pays Atlanta Capital a portion of each advisory fee for sub-advisory services provided to Intermediate Bond Fund and each Portfolio.

The day-to-day management of Intermediate Bond Fund and each Portfolio is the responsibility of a team of Atlanta Capital investment professionals. Each team meets to discuss investment holdings, prospective investments and portfolio composition and manages and provides research. The fees paid to BMR and the identities of the primary members of each team are as follows:

INTERMEDIATE BOND FUND. Under Intermediate Bond Fund's investment advisory agreement, BMR receives a monthly advisory fee equal to 0.400% annually of the average daily net assets of the Fund up to $500 million. On net assets of $500 million and over, the annual fee is reduced. For the fiscal year ended September 30, 2004, Intermediate Bond Fund paid BMR advisory fees equivalent to 0.400% of its average net assets. For the same period, BMR paid Atlanta Capital sub-advisory fees equivalent to 0.300% of the Intermediate Bond Fund's average daily net assets.

Gregory L. Coleman and James A. Womack comprise the team of investment professionals for Intermediate Bond Fund. Mr. Coleman is a Partner of Atlanta Capital, and Mr. Womack is a Vice President of Atlanta Capital, and both have been employed by Atlanta Capital for more than five years.

LARGE-CAP GROWTH PORTFOLIO. Under Large-Cap Growth Portfolio's investment advisory agreement, BMR receives a monthly advisory fee equal to 0.650% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over, the annual fee is reduced. For the fiscal year ended September 30, 2004, absent a fee reduction, Large-Cap Growth Portfolio would have paid BMR advisory fees equivalent to 0.650% of its average net assets. For the same period, absent a fee reduction, BMR would have paid Atlanta Capital sub-advisory fees equivalent to 0.400% of the Large-Cap Growth Portfolio's average daily net assets.

William R. Hackney, III, Marilyn Robinson Irvin and Paul J. Marshall comprise the team of investment professionals for the Large-Cap Growth Portfolio. Mr. Hackney, Managing Partner of Atlanta Capital, and Ms. Irvin, Senior Vice President of Atlanta Capital, have been employed by Atlanta Capital for more than five years. Mr. Marshall has been a Vice President of Atlanta Capital since 2000. Prior to joining Atlanta Capital, he was a portfolio manager with Bank of America Capital Management.

SMALL-CAP PORTFOLIO. Under Small-Cap Portfolio's investment advisory agreement, BMR receives a monthly advisory fee equal to 1.00% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over, the annual fee is reduced. For the fiscal year ended September 30, 2004, absent a fee reduction, Small-Cap Portfolio would have paid BMR advisory fees equivalent to 1.00% of its average net assets. For the same period, absent a fee reduction, BMR would have paid Atlanta Capital sub-advisory fees equivalent to 0.75% of the Small-Cap Portfolio's average daily net assets.

The Funds' shareholder reports provide information regarding the basis for the Trustees approval of Intermediate Bond Fund's and each Portfolios' investment advisory and investment sub-advisory agreements.

William O. Bell, IV, William R. Hackney, III, W. Matthew Hereford and Charles B. Reed comprise the team of investment professionals for the Small-Cap Portfolio. Mr. Bell, Vice President of Atlanta Capital, Mr. Hackney, Managing Partner of Atlanta Capital and Mr. Reed, Vice President of Atlanta Capital, have been employed by Atlanta Capital for more than five years. Mr. Hereford has been a Vice President of Atlanta Capital since 2002. Prior to joining Atlanta Capital, he was a portfolio manager with INVESCO.

The Statement of Additional Information provides additional information about the investment management teams, including information about compensation, other accounts managed by team members, and the team members' ownership of shares of each Fund.

Eaton Vance serves as the administrator of each Fund, providing each Fund with administrative services and related office facilities. Eaton Vance does not currently receive a fee for serving as administrator.

Eaton Vance also serves as the sub-transfer agent for each Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by a Fund's transfer agent from fees it receives from the Eaton Vance funds.

ORGANIZATION. Each Fund is a series of Eaton Vance Growth Trust (the "Trust"), a Massachusetts business trust. Each Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Fund shares offered by, and referred to in, this prospectus are Class I shares. The Funds do not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval). If a Fund invests in a Portfolio, it may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, a Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. A Fund can withdraw from a Portfolio at any time.

Because the Funds use this combined prospectus, a Fund could be held liable for a misstatement or omission made about another Fund. The Trust's Trustees considered this risk in approving the use of a combined prospectus.

VALUING SHARES

Each Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their value, which for Large-Cap Growth Fund and Small-Cap Fund, is derived from the value of Portfolio holdings. When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser the daily valuation of such investments. The investment adviser has delegated daily valuation of Intermediate Bond Fund and the Portfolios to the sub-adviser. Exchange-listed securities are valued at closing sale prices. Most debt securities are valued by an independent pricing service. In certain situations, the sub-adviser may use the fair value of a security if market prices are unavailable or deemed unreliable. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. The sub-adviser expects to use fair value pricing under limited circumstances, such as when a security is restricted or is thinly traded or an obligation is not priced by the pricing service. Eaton Vance has established a Valuation Committee that oversees the valuation of investments.

PURCHASING SHARES

Class I shares are offered to clients of financial intermediaries who charge an advisory, management, consulting or similar fee for their services; accounts affiliated with those financial intermediaries; investment and institutional clients of Eaton Vance, Atlanta Capital and their affiliates; certain persons affiliated with Eaton Vance or Atlanta Capital; and certain Eaton Vance or Atlanta Capital and fund service providers. Class I shares also are offered to pension plans, endowments and corporations. Your initial investment must be at least $1,000. Subsequent investments of any amount may be made at any time. The investment minimum is waived for persons affiliated with Eaton Vance and its service providers.

The Fund provides shareholders ease of investment by allowing same day wire purchases. You may purchase Class I shares through your investment dealer or by requesting your bank to transmit immediately available funds (Federal Funds) by wire to the address set forth below. To make an initial investment by wire, you must first telephone the Fund Order Department at 1-800-225-6265 (extension
7604) to advise of your action and to be assigned an account number. Failure to call will delay the order. An account application form must be promptly forwarded to the transfer agent. You may request a current account application by calling 1-800-262-1122. Additional investments may be made at any time through the same wire procedure. The Fund Order Department must be advised by telephone of each transmission. Wire funds to:

Mellon Trust of New England N.A.
ABA #011001234
Account #080411
Further Credit:  Eaton Vance-Atlanta Capital Intermediate Bond Fund -
                      Class I shares - Fund #958
                 Eaton Vance-Atlanta Capital Large-Cap Growth Fund -
                      Class I shares - Fund #938
                 Eaton Vance-Atlanta Capital Small-Cap Fund -
                      Class I shares - Fund #948
A/C # [Insert your account number]

Purchase orders will be executed at the net asset value next determined after their receipt by the Fund. The Fund or your investment dealer must receive your purchase order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) in order for your purchase to be effected at that day's net asset value. If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you.

From time to time the Fund may suspend the continuous offering of its shares. During any such suspension, shareholders who reinvest their distributions in additional shares will be permitted to continue such reinvestments, and the Fund may permit tax-sheltered retirement plans which own shares to purchase additional shares of the Fund. The Fund may also refuse any order for the purchase of shares.

RESTRICTIONS ON EXCESSIVE TRADING AND MARKET TIMING. The Funds are not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund's shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund's shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including restricted securities and newly-issued bonds) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as "price arbitrage"). Each Portfolio and Fund has procedures authorizing the sub-adviser to use the fair value of a security if market prices are unavailable or deemed unreliable (see "Valuing Shares"). The use of fair value pricing and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder's ability to engage in price arbitrage to the detriment of the Funds.

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. Under the policies, each Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines, in its discretion, that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. Each Fund and its principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. No Eaton Vance fund has any arrangement to permit market timing.

The Funds and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds' market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to a Fund. Each Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Funds to accounts under their control.

PAYMENTS TO INVESTMENT DEALERS. The principal underwriter, out of its own resources, may make cash payments to certain investment dealers who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance Funds in preferred or specialized selling programs. Payments made by the principal underwriter to an investment dealer are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that investment dealer. Investment dealers also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance Funds. The principal underwriter may pay or allow other promotional incentives or payments to investment dealers to the extent permitted by applicable laws and regulations.

Certain investment dealers that maintain "street name" or omnibus accounts provide sub-accounting, recordkeeping and/ or administrative services to the Eaton Vance funds and are compensated for such services by the Funds. As used in this prospectus, the term "investment dealer" includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

REDEEMING SHARES

You can redeem shares in one of two ways:

BY WIRE If you have given complete written authorization in advance you may request that redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States. The redemption request may be made by calling the transfer agent at 1-800-262-1122 or by sending a signature guaranteed letter of instruction to the transfer agent (see back cover for address). You may be required to pay the costs of redeeming by wire; however, no costs are currently charged. The Fund may suspend or terminate this expedited payment procedure upon at least 30 days notice.

THROUGH AN     Your investment  dealer is responsible for transmitting the order
INVESTMENT     promptly. An investment dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

SHAREHOLDER ACCOUNT FEATURES

DISTRIBUTIONS. You may have your Fund distributions paid in one of the following ways:

..FULL REINVEST      Dividends  and capital  gains are  reinvested  in additional
 OPTION             shares.  THIS  OPTION WILL BE ASSIGNED IF YOU DO NOT SPECIFY
                    AN OPTION.

..PARTIAL REINVEST   Dividends are paid in cash and capital gains are  reinvested
 OPTION             in additional shares.

..CASH OPTION        Dividends and capital gains are paid in cash.

INFORMATION FROM THE FUND. From time to time, you may be mailed the following:

  * Semiannual and annual reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.

  * Periodic account statements, showing recent activity and total share balance.
  *  Form 1099 and tax information needed to prepare your income tax returns.
  *  Proxy materials, in the event a shareholder vote is required.
  *  Special notices about significant events affecting your Fund.

Each Fund will file with the Securities and Exchange Commission ("SEC") a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. Each Fund's annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC's website (www.sec.gov). The most recent fiscal quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information is filed with the SEC or posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Each Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of each calendar quarter end on the Eaton Vance website approximately ten business days after quarter-end.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

EXCHANGE PRIVILEGE. You may exchange your Class I shares for other Eaton Vance-Atlanta Capital fund Class I shares. Exchanges are made at net asset value. Before exchanging, you should read the prospectus of the new fund carefully. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within twelve months, it will be deemed to be market timing. The exchange privilege may be terminated for market timing accounts or for other reasons.

TELEPHONE AND ELECTRONIC TRANSACTIONS. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

PROCEDURES FOR OPENING NEW ACCOUNTS. To help the government fight the funding of terrorism and money laundering activities, federal law requires the Fund to obtain, verify and record information that identifies each person who opens a Fund account. When you open an account, the transfer agent or your investment dealer will ask you for your name, address, date of birth and other identifying information. You also may be asked to produce a copy of your driver's license and other identifying documents. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the investment dealer is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information from the person, closing the person's account or reporting the matter to the appropriate federal authorities.

ACCOUNT QUESTIONS. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122, or write to the transfer agent (see back cover for address).

TAX-DEFERRED RETIREMENT PLANS. Class I shares are available for purchase in connection with certain tax-deferred retirement plans. Call 1-800-262-1122 for information. Distributions will be invested in additional shares for all tax-deferred retirement plans.

MORE INFORMATION IS AVAILABLE FREE OF CHARGE ON THE EATON VANCE WEBSITE AT WWW.EATONVANCE.COM AND IN THE STATEMENT OF ADDITIONAL INFORMATION. PLEASE CONSULT THE EATON VANCE WEBSITE BEFORE MAKING A PURCHASE OF FUND SHARES.

TAX INFORMATION

Intermediate Bond Fund makes distributions monthly and makes distribution of net realized capital gains, if any, at least annually. Large-Cap Growth Fund and Small-Cap Fund make distributions (if any) annually. Dividends may not be paid if Fund expenses exceed Fund income for the period. Distributions of income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term capital gains. Over time, distributions by each Fund can generally be expected to include both dividends taxable as ordinary income and capital gain distributions taxable as long-term gains. A portion of Large-Cap Growth and Small-Cap Funds' income distributions may be eligible for the dividends-received deduction for corporations. A Fund's distributions will be taxable as described above whether they are paid in cash or reinvested in additional shares.

Investors who purchase shares at a time when a Fund's net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Shareholders should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand a Fund's financial performance for the periods indicated. Certain information in the tables reflect the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm. The report of Deloitte & Touche LLP and each Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request.

                                                          EATON VANCE-ATLANTA CAPITAL INTERMEDIATE BOND FUND
                                                                         YEAR ENDED SEPTEMBER 30,
                                                       -------------------------------------------------------
                                                            2004(1)           2003(1)         2002(1)(2)
                                                       -------------------------------------------------------
                                                            CLASS I           CLASS I          CLASS I
--------------------------------------------------------------------------------------------------------------
Net asset value - Beginning of year                         $10.060           $10.370          $10.000
                                                            -------           -------          -------
Income (loss) from operations
Net investment income                                       $ 0.268           $ 0.279          $ 0.166
Net realized and unrealized gain (loss)                      (0.068)            0.038            0.397
                                                            -------           -------          -------
Total income from operations                                $ 0.200           $ 0.317          $ 0.563
                                                            -------           -------          -------

Less distributions
From net investment income                                  $(0.311)          $(0.369)         $(0.193)
From net realized gain                                       (0.039)           (0.258)              --
                                                            -------           -------          -------
Total distributions                                         $(0.350)          $(0.627)         $(0.193)
                                                            -------           -------          -------
Net asset value - End of year                               $ 9.910           $10.060          $10.370
                                                            -------           -------          -------
Total return(3)                                                2.05%             3.20%            5.67%

Ratios/Supplemental Data+:
Net assets, end of period (000's omitted)                   $10,987           $11,220          $12,089
Ratios (As a percentage of average daily net assets):
   Net expenses                                                0.75%             0.75%            0.75%(5)
   Net expenses after custodian fee reduction                  0.75%             0.75%            0.75%(5)
   Net investment income                                       2.70%             2.76%            3.91%(5)
Portfolio Turnover                                               71%                1%              42%

+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee and/or allocation of expenses to the administrator.  Had such actions not bee taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses                                                    1.13%             1.06%            1.25%(5)
   Expenses after custodian fee reduction                      1.13%             1.06%            1.25%(5)
   Net investment income                                       2.32%             2.45%            3.41%(5)
Net investment income per share                             $ 0.230           $ 0.248          $ 0.145


                                                                                    (See footnotes on last page.)

                                       15

FINANCIAL HIGHLIGHTS (continued)

                                                         EATON VANCE-ATLANTA CAPITAL LARGE-CAP GROWTH FUND
                                                                        YEAR ENDED SEPTEMBER 30,
                                                      -------------------------------------------------------
                                                           2004(1)           2003(1)         2002(1)(2)
                                                      -------------------------------------------------------
                                                           CLASS I           CLASS I          CLASS I
-------------------------------------------------------------------------------------------------------------
Net asset value - Beginning of year                        $ 9.070           $ 7.400          $10.000
                                                           -------           -------          -------
Income (loss) from operations
Net investment income                                      $ 0.020           $ 0.020          $ 0.004
Net realized and unrealized gain (loss)                      0.829             1.660           (2.604)
                                                           -------           -------          -------
Total income from operations                               $ 0.849           $ 1.680          $(2.600)
                                                           -------           -------          -------

Less distributions
From net investment income                                 $(0.019)          $(0.010)         $    --
                                                           -------           -------          -------
                                                           $(0.019)          $(0.010)         $    --
Total distributions                                        -------           -------          -------
                                                           $ 9.900           $ 9.070          $ 7.400
Net asset value - End of year                              -------           -------          -------
                                                              9.36%            22.72%          (26.00)%
Total return(3)

Ratios/Supplemental Data+:                                 $28,079           $26,154          $16,869
Net assets, end of period (000's omitted)
Ratios (As a percentage of average daily net assets):
   Net expenses(4)                                            1.00%             1.00%            1.00%(5)
   Net investment income                                      0.20%             0.24%            0.12%(5)
Portfolio Turnover                                              35%               34%              11%

+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee and/or allocation of expenses to the administrator.  Had such actions not bee taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                 1.08%             1.15%            1.38%(5)
   Net investment income (loss)                                0.12%             0.09%           (0.26)%(5)
Net investment income (loss) per share                      $ 0.012           $ 0.008          $(0.009)


                                                                                    (See footnotes on last page.)

                                       16

FINANCIAL HIGHLIGHTS (continued)

                                                              EATON VANCE-ATLANTA CAPITAL SMALL-CAP FUND
                                                                         YEAR ENDED SEPTEMBER 30,
                                                       -------------------------------------------------------
                                                            2004(1)           2003(1)         2002(1)(2)
                                                       -------------------------------------------------------
                                                            CLASS I           CLASS I          CLASS I
--------------------------------------------------------------------------------------------------------------
Net asset value - Beginning of year                         $ 9.550           $ 7.710          $10.000
                                                            -------           -------          -------
Income (loss) from operations
Net investment income                                       $(0.031)          $(0.024)         $(0.007)
Net realized and unrealized gain (loss)                       1.661             1.864           (2.283)
                                                            -------           -------          -------
Total income (loss) from operations                         $ 1.630           $ 1.840          $(2.290)
                                                            -------           -------          -------
Net asset value - End of year                               $11.180           $ 9.550          $ 7.710
                                                            -------           -------          -------
Total return(3)                                               17.07%            23.87%          (22.90)%

Ratios/Supplemental Data+:
Net assets, end of period (000's omitted)                   $15,616           $10,815          $ 6,967
Ratios (As a percentage of average daily net assets):
   Net expenses(4)                                             1.35%             1.35%            1.37%(5)
   Net expenses after custodian fee reduction(4)               1.35%             1.35%            1.35%(5)
   Net investment income                                      (0.29)%           (0.28)%          (0.20)%(5)
Portfolio Turnover                                               28%               54%              17%

+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee and/or allocation of expenses to the administrator.  Had such actions not bee taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                 1.78%             2.12%            2.69%(5)
   Expenses after custodian fee reduction(4)                   1.78%             2.12%            2.67%(5)
   Net investment loss                                        (0.72)%           (1.05)%          (1.52)%(5)
Net investment income per share                             $(0.077)          $(0.090)         $(0.053)

(1) Net investment income (loss) per share was computed using average shares outstanding.
(2) For the period from the start of business, April 30, 2002, to September 30, 2002.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

LOGO





MORE INFORMATION
--------------------------------------------------------------------------------

     ABOUT THE FUNDS: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about each Fund's investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports on Eaton Vance's website at www.eatonvance.com or by contacting the principal underwriter:

                         Eaton Vance Distributors, Inc.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com

     You will find and may copy information about each Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     ABOUT SHAREHOLDER ACCOUNTS: You can obtain more information from Eaton Vance Shareholder Services (1-800-262-1122). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:
--------------------------------------------------------------------------------

                                    PFPC Inc.
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 1-800-262-1122




The Funds' SEC File No. is 811-1241.                                    ATLIPROS


1928-2/05                                        (C) 2005 Eaton Vance Management

                                                          STATEMENT OF
                                                          ADDITIONAL INFORMATION

                                                          May 30, 2005



             EATON VANCE-ATLANTA CAPITAL INTERMEDIATE BOND FUND
             EATON VANCE-ATLANTA CAPITAL LARGE-CAP GROWTH FUND
                 EATON VANCE-ATLANTA CAPITAL SMALL-CAP FUND

                          The Eaton Vance Building
                              255 State Street
                        Boston, Massachusetts 02109
                               1-800-262-1122


This Statement of Additional Information ("SAI") provides general information about the Funds and Large-Cap Growth and Small-Cap Portfolios. Each Fund and Portfolio are diversified, open-end management investment companies. Each Fund is a series of Eaton Vance Growth Trust (the "Trust"). Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:


                                  Page                               Page

Strategies and Risks                2     Purchasing and Redeeming Shares   23
Investment Restrictions             7     Sales Charges                     24
Management and Organization         8     Performance                       26
Investment Advisory and                   Taxes                             27
  Administrative Services          16     Portfolio Securities              30
Other Service Providers            22     Financial Statements              32
Calculation of Net Asset Value     22

   Appendix A:  Class A Fees, Performance and Ownership                   33
   Appendix B:  Class I Fees, Performance and Ownership                   35
   Appendix C:  Ratings/Rankings                                          38
   Appendix D:  Eaton Vance Funds Proxy Voting Policies and Procedures    42
   Appendix E:  Investment Sub-Adviser Proxy Voting Policies              44



ALTHOUGH EACH FUND OFFERS ONLY ITS SHARES OF BENEFICIAL INTEREST, IT IS POSSIBLE THAT A FUND (OR CLASS) MIGHT BECOME LIABLE FOR A MISSTATEMENT OR OMISSION IN THIS SAI REGARDING ANOTHER FUND (OR CLASS) BECAUSE THE FUNDS USE THIS COMBINED SAI. THE TRUSTEES OF THE TRUST HAVE CONSIDERED THIS FACTOR IN APPROVING THE USE OF A COMBINED SAI.


THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUNDS' RELEVANT PROSPECTUS DATED MAY 30, 2005, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS SAI SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, WHICH MAY BE OBTAINED BY CALLING 1-800-225-6265.









(C) 2005 Eaton Vance Management

The following defined terms may be used herein: "SEC" for the Securities and Exchange Commission; "CFTC" for the Commodities Futures Trading Commission; "Code" for the Internal Revenue Code of 1986, as amended; "1940 Act" for the Investment Company Act of 1940, as amended; and "NASD" for the National Association of Securities Dealers, Inc.

Within the following sections of this SAI, and elsewhere as the context so requires, the term "Portfolio" refers to Intermediate Bond Fund, Large-Cap Growth Portfolio and Small-Cap Portfolio:

                              Strategies and Risks
                                      Taxes
                        Portfolio Securities Transactions

                              STRATEGIES AND RISKS

Primary strategies are defined in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

EQUITY SECURITIES. Large-Cap Growth Portfolio and Small-Cap Portfolio invest in U.S. companies, which include companies with common stocks traded on United States securities exchanges. In determining the largest 1,000 companies, the investment adviser of Large-Cap Growth Portfolio refers to market values provided by independent financial data providers.

As set forth in the prospectus, Large-Cap Growth Portfolio and Small-Cap Portfolio have a policy of investing at least 80% of their net assets in companies within a certain market capitalization, which in the case of Small-Cap Portfolio is determined by reference to a particular market index (the "Index"). In determining the largest 1,000 companies, the investment adviser of Large-Cap Growth Portfolio refers to market values provided by independent financial data providers. For purposes of establishing the market capitalizations of companies included in the Index or top 1,000 companies for a particular month, the Portfolios will refer to the market capitalizations of the companies as of the first business day of that month.

FIXED INCOME SECURITIES. Fixed income securities include preferred stocks, convertible debt securities, bonds, debentures, notes and other types of debt securities (such as collateralized mortgage obligations, mortgage-backed securities and other asset-backed and collateralized obligations). During an economic downturn, the ability of issuers to service their debt may be impaired. In the case of a default, the Fund may retain a defaulted security when the investment adviser deems it advisable to do so. In the case of a defaulted obligation, the Fund may incur additional expense seeking recovery of an investment that is in default. Issuers of fixed income securities may reserve the right to call (redeem) the bond. If an issuer redeems securities during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

While lower rated debt securities may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated securities are subject to the risk of an issuer's inability to meet principal and interest payments on the securities (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated securities are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

MORTGAGE BACKED AND ASSET-BACKED SECURITIES. The Intermediate Bond Fund's investments in mortgage-backed securities may include conventional mortgage pass-through securities, stripped mortgage-backed securities ("SMBS"), floating rate mortgage-backed securities and certain classes of multiple class collateralized mortgage obligations ("CMOs"). Mortgage-backed securities differ from bonds in that the principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity.

Government National Mortgage Association ("GNMA") Certificates and Federal National Mortgage Association ("FNMA") Mortgage-Backed Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. GNMA loans -- issued by lenders such as mortgage bankers, commercial banks and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once such pool is approved by GNMA, the timely payment of interest and principal on the Certificates issued representing such pool is guaranteed by the full faith and credit of the U.S. Government. FNMA, a federally chartered corporation owned entirely by private stockholders, purchases both conventional and federally insured or guaranteed residential mortgages from various entities, including savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers, and packages pools of such mortgages in the form of pass-through securities generally called FNMA Mortgage-Backed Certificates, which are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. GNMA Certificates and FNMA Mortgage-Backed Certificates are called "pass-through" securities because a pro rata share of both regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool is passed through monthly to the holder of the Certificate (i.e., the Fund). The Fund may purchase GNMA Certificates, FNMA Mortgage-Backed Certificates and various other mortgage-backed securities on a when-issued basis subject to certain limitations and requirements.

The Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the U.S. Government created by Congress for the purposes of increasing the availability of mortgage credit for residential housing, issues participation certificates ("PCs") representing undivided interest in FHLMC'S mortgage portfolio. While FHLMC guarantees the time payment of interest and ultimate collection of the principal of its PCs, its PCs are not backed by the full faith and credit of the U.S. Government. FHLMC PCs differ from GNMA Certificates in that the mortgages underlying the PCs are monthly "Conventional" mortgages rather than mortgages insured or guaranteed by a federal agency or instrumentality. However, in several other respects, such as the monthly pass-through of interest and principal (including unscheduled prepayments) and the unpredictability of future unscheduled prepayments on the underlying mortgage pools, FHLMC PCs are similar to GNMA Certificates.

While it is not possible to accurately predict the life of a particular issue of a mortgage-backed security, the actual life of any such security is likely to be substantially less than the average maturity of the mortgage pool underlying the security. This is because unscheduled early prepayments of principal on a mortgage-backed security will result from the prepayment, refinancing or foreclosure of the underlying loans in the mortgage pool. The monthly payments (which may include unscheduled prepayments) on such a security may be able to be reinvested only at a lower rate of interest. Because of the regular scheduled payments of principal and the early unscheduled prepayments of principal, this type of security is less effective than other types of obligations as a means of "locking-in" attractive long-term interest rates. As a result, this type of security may have less potential for capital appreciation during periods of declining interest rates than other U.S. Government securities of comparable maturities, although many issues of mortgage-backed securities may have a comparable risk of decline in market value during periods of rising interest rates. If such a security has been purchased at a premium above its par value, both a scheduled payment of principal and an unscheduled prepayment of principal, which would be made at par, will accelerate the realization of a loss equal to that portion of the premium applicable to the payment or prepayment and will reduce performance. If such a security has been purchased at a discount from its par value, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current yield and total returns and will accelerate the recognition of income, which when distributed to Fund shareholders, will be taxable as ordinary income. While asset-backed securities are also susceptible to prepayment risk, the collateral supporting asset-backed securities is generally of shorter maturity than mortgage loans and is less likely to experience substantial unscheduled prepayments. However, the collateral securing such securities may be more difficult to liquidate than mortgage loans. Moreover, issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

CMOs are issued in two or more classes or series with varying maturities and stated rates of interest determined by the issuer. The key feature of the CMO structure is the prioritization of the cash flows from a pool of mortgages among the several classes of CMO holders, thereby creating a series of obligations with varying rates and maturities appealing to a wide range of investors. CMOs generally are secured by an assignment to a trustee under the indenture pursuant to which the bonds are issued of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (that is, the character of payments of principal and interest is not passed through and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs. Senior CMO classes will typically have priority over residual CMO classes as to the receipt of principal and/or interest payments on the underlying mortgages. Because the interest and principal payments on the underlying mortgages are not passed through to holders of CMOs, CMOs of varying maturities may be secured by the same pool of mortgages, the payments on which are used to pay interest to each class and to retire successive maturities in sequence. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to maturity. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayments, there will be sufficient collateral to secure CMOs that remain outstanding.

U.S. GOVERNMENT SECURITIES. U.S. Government securities include (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one year to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years) and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality or (d) the credit of the agency or instrumentality. The Fund may also invest in any other security or agreement collateralized or otherwise secured by U.S. Government securities. Agencies and instrumentalities of the U.S. Government include but are not limited to: Federal Land Banks, Federal Financing Banks, Banks for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Banks, Federal Home Loan Banks, FHLMC, FNMA, GNMA, Student Loan Marketing Association, United States Postal Service, Small Business Administration, Tennessee Valley Authority and any other enterprise established or sponsored by the U.S. Government. Because the U.S. Government generally is not obligated to provide support to its instrumentalities, the Fund will invest in obligations issued by these instrumentalities only if the investment adviser determines that the credit risk with respect to such obligations is minimal.

The principal of and/or interest on certain U.S. Government securities which may be purchased by the Fund could be (a) payable in foreign currencies rather than U.S. dollars or (b) increased or diminished as a result of changes in the value of the U.S. dollar relative to the value of foreign currencies. The value of such portfolio securities denominated in foreign currencies may be affected favorably by changes in the exchange rate between foreign currencies and the U.S. dollar.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. Securities may be purchased on a "forward commitment" or "when-issued" basis (meaning securities are purchased or sold with payment and delivery taking place in the future) in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. However, the yield on a comparable security when the transaction is consummated may vary from the yield on the security at the time that the forward commitment or when-issued transaction was made. From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. Forward commitment or when-issued transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction. Forward commitment or when-issued transactions are not entered into for the purpose of investment leverage.

FOREIGN INVESTMENTS. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer's country, as well as in the case of depositary receipts traded on non-U.S. markets, foreign exchange risk. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid.

FOREIGN CURRENCY TRANSACTIONS. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

DERIVATIVE INSTRUMENTS. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, market conditions or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of futures contracts on indicies and options on stock index futures, the purchase of put options and the sale of call options on securities held, equity swaps, the purchase and sale of currency futures, and forward foreign currency exchange contracts. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised.
Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Portfolio holds. A Portfolio's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and a Portfolio's assets.

Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Each Portfolio has claimed and exclusion from the definition of a Commodity Pool Operator ("CPO") under the Commodity Exchange Act and therefore is not subject to registration as a CPO. The use of derivatives are highly specialized activities that involve skills different from conducting ordinary portfolio securities transactions. There can be no assurance that the investment adviser's use of derivative instruments will be advantageous to a Portfolio. Each Portfolio will engage in transactions in futures contracts and regulated options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes.

Foreign exchange traded futures contracts and options thereon may be used only if the investment adviser determines that trading on such foreign exchange does not entail risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

A put option on a security may be written only if the investment adviser intends to acquire the security. Credit exposure on equity swaps to any one counterparty will be limited to 5% or less of net assets. Call options written on securities will be covered by ownership of the securities subject to the call option or an offsetting option.

ASSET COVERAGE. To the extent required by SEC guidelines, each Portfolio will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting ("covered") position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

SHORT SALES. Each Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver appreciated stock to close the position if the borrowed stock is called in by the lender. These transactions may also require the current recognition of taxable gain under certain tax rules applicable to constructive sales. Each Portfolio expects normally to close its short sales against-the-box by delivering newly-acquired stock.

REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a higher price) with respect to its permitted investments. In the event of the bankruptcy of the other party to a repurchase agreement, a Portfolio might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Portfolio purchased may have decreased, the Portfolio could experience a loss. Repurchase agreements which mature in more than seven days will be treated as illiquid. A Portfolio's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

LENDING PORTFOLIO SECURITIES. Each Portfolio may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law. Each Portfolio may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. In the judgment of the investment adviser the loans will be made only to organizations whose credit quality or claims paying ability is considered to be at least investment grade and when the expected returns, net of administrative expenses and any finders' fees, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The financial condition of the borrower will be monitored by the sub-adviser. Distributions of any income realized from securities loans will be taxable as ordinary income.

TEMPORARY INVESTMENTS. A Portfolio may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations.

PORTFOLIO TURNOVER. A Portfolio cannot accurately predict its portfolio turnover rate, but, except as noted below, it is anticipated that the annual turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate could occur, for example, if all the securities held by the Portfolio were replaced in a period of one year. Except as noted below, a high turnover rate (such as 100% or more) necessarily involves greater expenses to the Portfolio and may result in the realization of substantial net short-term capital gains. The Portfolio may engage in active short-term trading to benefit from yield disparities among different issues of securities or among the markets for fixed income securities of different countries, to seek short-term profits during periods of fluctuating interest rates, or for other reasons. Such trading will increase the Portfolio's rate of turnover. This may increase the incidence of net short-term capital gains, which, upon distribution, are taxable to shareholders as ordinary income. Due to potential turnover of U.S. Treasury and agency debentures, Intermediate Bond Fund may experience a portfolio turnover rate in excess of 100%. It is not anticipated that such turnover will involve significantly greater expenses to the Fund.

DIVERSIFIED STATUS. Each of the Fund and Portfolio is a "diversified" investment company under the 1940 Act. This means that with respect to 75% of its total assets (1) it may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government obligations) and (2) it may not own more than 10% of the outstanding voting securities of any one issuer (which generally is inapplicable because debt obligations are not voting securities). With respect to no more than 25% of its total assets, investments are not subject to the foregoing restrictions.

                             INVESTMENT RESTRICTIONS

The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of a Fund. Accordingly, each Fund may not:

    (1) With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;
    (2) Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in any one industry;
    (3) Borrow money or issue senior securities except as permitted by the 1940 Act;
    (4) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchase and sales of securities);
    (5)   Engage in the underwriting of securities;
    (6) Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;
    (7) Purchase or sell commodities or commodity contracts for the purchase or sale of physical commodities; or
    (8) Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements, (c) lending portfolio securities, and (d) lending cash consistent with applicable law.

Notwithstanding the investment policies and restrictions of each Fund, the Fund may invest its investable assets in another open-end management investment company (a portfolio) with substantially the same investment objective, policies and restrictions as the Fund; moreover, subject to Trustee approval the Fund may invest its investable assets in two or more open-end management investment companies which together have substantially the same investment objective, policies and restrictions as the Fund, to the extent permitted by Section 12(d)(1)(G) of the 1940 Act.

In connection with Restriction (3) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company's total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money, except for the limited purposes described in the prospectus.

The following nonfundamental investment policies have been adopted by each Fund and Portfolio. A policy may be changed by the Trustees with respect to a Fund without approval by the Fund's shareholders or, with respect to a Portfolio, without approval of the Fund or its other investors. Each Fund and Portfolio will not:

     * make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or
          (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

     * invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by a Fund and Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel a Fund and Portfolio to dispose of such security or other asset. However, a Fund and Portfolio must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above. If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

                           MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of each Portfolio are responsible for the overall management and supervision of the affairs of each Portfolio. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolios, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used in this SAI, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance Inc. and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. EVD is the principal underwriter of each Fund.

                                                                                                       NUMBER OF
                                                                                                      PORTFOLIOS
                                                                                                        IN FUND
                            POSITION(S)                                                                COMPLEX           OTHER
                             WITH THE       TERM OF OFFICE AND    PRINCIPAL OCCUPATIONS(S)            OVERSEEN BY     DIRECTORSHIPS
NAME AND DATE OF BIRTH    TRUST/PORTFOLIO   LENGTH OF SERVICE     DURING PAST FIVE YEARS               TRUSTEE(1)         HELD
----------------------    ---------------   ------------------    ------------------------            -----------     -------------
INTERESTED TRUSTEE

  JAMES B. HAWKES         Trustee of the    Trustee of the        Chairman, President and Chief           195          Director of
  11/9/41                 Trust and         Trust since           Executive Officer of BMR, Eaton                      EVC
                          President and     1989, President       Vance, EVC and EV; Director of EV;
                          Trustee of the    and Trustee of        Vice President and Director of EVD.
                          Portfolios        the Portfolios        Trustee and/or officer of 195
                                            since 2001            registered investment companies in
                                                                  the Eaton Vance Fund Complex.
                                                                  Mr. Hawkes is an interested person
                                                                  because of his positions with BMR,
                                                                  Eaton Vance, EVC and EV, which are
                                                                  affiliates of the Trust and Portfolios.

                                       8

                                                                                                       NUMBER OF
                                                                                                      PORTFOLIOS
                                                                                                        IN FUND
                            POSITION(S)                                                                COMPLEX           OTHER
                             WITH THE       TERM OF OFFICE AND    PRINCIPAL OCCUPATIONS(S)            OVERSEEN BY     DIRECTORSHIPS
NAME AND DATE OF BIRTH    TRUST/PORTFOLIO   LENGTH OF SERVICE     DURING PAST FIVE YEARS               TRUSTEE(1)         HELD
----------------------    ---------------   ------------------    ------------------------            -----------     -------------

NONINTERESTED TRUSTEES

  SAMUEL L. HAYES, III    Chairman of the   Trustee of the        Jacob H. Schiff Professor of            195          Director of
  2/23/35                 Board and         Trust since           Investment Banking Emeritus, Harvard                 Tiffany & Co.
                          Trustee           1989; of the          University Graduate School of                        (specialty
                                            Portfolios            Business Administration.                             retailer) and
                                            since 2001 and                                                             Telect, Inc.
                                            Chairman of the                                                            (telecommuni-
                                            Board since                                                                cation
                                            2005                                                                       services
                                                                                                                       company)

  WILLIAM H. PARK         Trustee           Since 2003            President and Chief Executive           195          None
  9/19/47                                                         Officer, Prizm Capital Management,
                                                                  LLC (investment management firm)
                                                                  (since 2002).  Executive Vice
                                                                  President and Chief Financial
                                                                  Officer, United Asset Management
                                                                  Corporation (a holding company
                                                                  owning institutional investment
                                                                  management firms) (1982-2001).

  RONALD A. PEARLMAN      Trustee           Since 2003            Professor of Law, Georgetown            195         None
  7/10/40                                                         University Law Center (since
                                                                  1999).  Tax Partner, Covington
                                                                  & Burling, Washington, DC
                                                                  (1991-2000).

  NORTON H. REAMER        Trustee           Trustee of the        President, Chief Executive Officer      195         None
  9/21/35                                   Trust since           and a Director of Asset Management
                                            1989; of the          Finance Corp. (a specialty finance
                                            Portfolios            company serving the investment
                                            since 2001            management industry) (since October
                                                                  2003).  President, Unicorn Corporation
                                                                  (an investment and financial advisory
                                                                  services company) (since September 2000).
                                                                  Formerly, Chairman and Chief Operating
                                                                  Officer, Hellman, Jordan Management Co.,
                                                                  Inc. (an investment management company)
                                                                  (2000-2003).  Formerly, Advisory Director
                                                                  of Berkshire Capital Corporation
                                                                  (investment banking firm) (2002-2003).
                                                                  Formerly, Chairman of the Board, United
                                                                  Asset Management Corporation (a holding
                                                                  company owning institutional investment
                                                                  management firms) and Chairman, President
                                                                  and Director, UAM Funds (mutual funds)
                                                                  (1980-2000).

  LYNN A. STOUT           Trustee           Trustee of the        Professor of Law, University of         195         None
  9/14/57                                   Trust since           California at Los Angeles School of
                                            1998; of the          Law (since July 2001).  Formerly,
                                            Portfolios            Professor of Law, Georgetown University
                                            since 2001            Law Center.

(1) Includes both master and feeder funds in a master-feeder structure.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                      TERM OF
                          POSITION(S) WITH THE       OFFICE AND
NAME AND DATE OF BIRTH       TRUST/PORTFOLIO      LENGTH OF SERVICE     PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
----------------------       ---------------      -----------------     ----------------------------------------------
WILLIAM O. BELL, IV       Vice President of         Since 2004          Vice President of Atlanta Capital.  Officer of 1 registered
7/26/73                   Small-Cap Portfolio                           investment company managed by Eaton Vance or BMR.

GREGORY L. COLEMAN        Vice President of         Since 2001          Partner of Atlanta Capital.  Officer of 8 registered
10/28/49                  the Trust                                     investment companies managed by Eaton Vance or BMR.

THOMAS E. FAUST JR.       President of the Trust    Since 2002*         Executive Vice President of Eaton Vance, BMR, EVC and EV.
5/31/58                   and Vice President of                         Chief Investment Officer of Eaton Vance and BMR and Director
                          the Portfolios                                of EVC.  Chief Executive Officer of Belair Capital Fund LLC,
                                                                        Belcrest Capital Fund LLC, Belmar Capital Fund LLC, Belport
                                                                        Capital Fund LLC and Belrose Capital Fund LLC (private
                                                                        investment companies sponsored by Eaton Vance).  Officer of
                                                                        59 registered investment companies managed by Eaton Vance or
                                                                        BMR.

WILLIAM R. HACKNEY, III   Vice President of the     Since 2001          Managing Partner and member of the Executive Committee of
4/12/48                   Portfolios                                    Atlanta Capital.  Officer of 3 registered investment
                                                                        companies managed by Eaton Vance or BMR.

W. MATTHEW HEREFORD       Vice President of         Since 2004          Vice President of Atlanta Capital.  Previously portfolio
6/21/72                   Small-Cap Portfolio                           manager for INVESCO (1998-2002).  Officer of 1 registered
                                                                        investment company managed by Eaton Vance or BMR.

                                       9

                                                      TERM OF
                          POSITION(S) WITH THE       OFFICE AND
NAME AND DATE OF BIRTH       TRUST/PORTFOLIO      LENGTH OF SERVICE     PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
----------------------       ---------------      -----------------     ----------------------------------------------
MARILYN ROBINSON IRVIN    Vice President of         Since 2001          Senior Vice President and Principal of Atlanta Capital.
6/17/58                   Large-Cap Growth                              Officer of 1 registered investment company managed by Eaton
                          Portfolio                                     Vance or BMR.

PAUL J. MARSHALL          Vice President of         Since 2003          Vice President of Atlanta Capital.  Portfolio manager for
5/2/65                    Large-Cap Growth                              Bank of America Capital Management (1995-2000).  Officer of
                          Portfolio                                     2 registered investment companies managed by Eaton Vance or
                                                                        BMR.

CHARLES B. REED           Vice President of         Since 2001          Vice President of Atlanta Capital.  Officer of 2 registered
10/9/65                   Small-Cap Portfolio                           investment companies managed by Eaton Vance or BMR.

JAMES A. WOMACK           Vice President of the     Since 2001          Vice President of Atlanta Capital.  Officer of 8 registered
11/20/68                  Trust                                         investment companies managed by Eaton Vance or BMR.

KRISTIN S. ANAGNOST       Treasurer of the          Since 2002*         Assistant Vice President of Eaton Vance and BMR.  Officer of
6/12/65                   Portfolios                                    106 registered investment companies managed by Eaton Vance or BMR.

JAMES L. O'CONNOR         Treasurer of the          Since 1989          Vice President of BMR, Eaton Vance and EVD.  Officer of 116
4/1/45                    Trust                                         registered investment companies managed by Eaton Vance or
                                                                        BMR.

ALAN R. DYNNER            Secretary                 For the Trust       Vice President, Secretary and Chief Legal Officer of BMR,
10/10/40                                            since 1997; for     Eaton Vance, EVD, EV and EVC.  Officer of 194 registered
                                                    the Portfolios      investment companies managed by Eaton Vance or BMR.
                                                    since 2001

PAUL M. O'NEIL            Chief Compliance          Since 2004          Vice President of BMR and Eaton Vance.  Officer of 194
7/11/53                   Officer                                       registered investment companies managed by Eaton Vance or
                                                                        BMR.

* Prior to 2002, Mr. Faust served as Vice President of the Trust since 1999 and of the Portfolios since 2001. Prior to 2002, Ms. Anagnost served as Assistant Treasurer since 2001.

The Board of Trustees of the Trust and the Portfolios have several standing Committees, including the Governance Committee, the Audit Committee and the Special Committee. The Governance, the Audit and the Special Committees are each comprised of only noninterested Trustees. The former Contract Review Subcommittee of the Special Committee was comprised of only noninterested Trustees.

Messrs. Messrs. Hayes, Park, Pearlman, Reamer and Ms. Stout are members of the Governance Committee of the Board of Trustees of the Trust and the Portfolios. Ms. Stout currently serves as chairperson of the Governance Committee. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board of Trustees and the compensation of such persons. During the fiscal year ended September 30, 2004, the Governance Committee convened five times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted in writing to the Governance Committee, contains sufficient background information concerning the candidate, including evidence the candidate is willing to serve as a noninterested Trustee if selected for the position, and is received in a sufficiently timely manner.

Messrs. Reamer (Chair), Hayes, Park and Ms. Stout are members of the Audit Committee of the Board of Trustees of the Trust and the Portfolios. The Board of Trustees has designated Messrs. Hayes, Park and Reamer, each a noninterested Trustee, as audit committee financial experts. The Audit Committee's purposes are to (i) oversee each Fund and Portfolio's accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of each Fund and Portfolio's financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, each Fund and Portfolio's compliance with legal and regulatory requirements that relate to each Fund and Portfolio's accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of a Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of Rule 306 of Regulation S-K for inclusion in the proxy statement of a Fund. During the fiscal year ended September 30, 2004, the Audit Committee convened four times.

Messrs. Hayes (Chair), Park, Pearlman, Reamer and Ms. Stout are currently members of the Special Committee of the Board of Trustees of the Trust and the Portfolios. Prior to February 9, 2004, the Special Committee's members were Messrs. Hayes (Chairman), Park, Pearlman and Reamer. Prior to February 9, 2004, the purpose of the Special Committee was to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Trust and the Portfolios, including investment advisory, administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Funds, Portfolios or investors therein. On February 9, 2004, the Special Committee adopted a new charter and expanded its membership to include Ms. Stout. Under its new charter, the purposes of the Special Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the Funds and Portfolios, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Funds, Portfolios or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the Audit Committee or the Governance Committee. In addition, pursuant to its revised charter, the Special Committee established a Contract Review Subcommittee to perform certain functions, including to request and evaluate, not less frequently than annually, such information as may reasonably be necessary to allow the Subcommittee to evaluate the terms of each: (a) proposed new or amended or existing contracts for the provision of services by any investment adviser, sub-adviser, underwriter, administrator and any affiliate of the foregoing; and (b) plan of distribution pursuant to Rule 12b-1 under the 1940 Act. On August 16, 2004, the Special Committee adopted a revised Special Committee Charter which eliminated the Contract Review Subcommittee, because it was determined that its function could be carried out by the full Special Committee. The members of the Contract Review Subcommittee were Messrs. Hayes (Chairman), Park, Pearlman and Reamer. During the fiscal year ended September 30, 2004, the Special Committee convened six times.

In considering the renewal of the investment advisory agreements and sub-advisory agreements, the Special Committee considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a Board meeting held March 21, 2005 to specifically consider the renewal of the investment advisory agreements and sub-advisory agreements. Such information included, among other things, the following:

  * An independent report comparing the advisory fees of each Portfolio and the Fund with those of comparable funds;
  * An independent report comparing the expense ratio of each Fund to those of comparable funds;
  * Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;
  *  Sales and redemption data in respect of each Fund;
  * The economic outlook and the general investment outlook in relevant investment markets;
  * Eaton Vance's results and financial condition and the overall organization of the investment adviser;
  *  Arrangements regarding the distribution of Fund shares;
  * The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
  * Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;
  * The resources devoted to compliance efforts undertaken by Eaton Vance and Atlanta Capital on behalf of the funds they manage and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;
  * The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and
  * The terms of the advisory agreements and the reasonableness and appropriateness of the particular fee paid by each Portfolio and Fund for the services described therein.

In evaluating the investment advisory agreements between Eaton Vance, the Intermediate Bond Fund and the Portfolios, the Special Committee also considered information relating to the education, experience and number of investment professionals and other Eaton Vance personnel whose responsibilities include supervising the sub-adviser's activities with respect to the Intermediate Bond Fund and the Portfolios.

When reviewing the sub-advisory agreements for the Intermediate Bond Fund and the Portfolios, the Trustees also reviewed information relating to the education, experience and number of investment professionals and other personnel of the sub-adviser who would provide services under the sub-advisory agreements. The Special Committee took into account the resources available to the sub-adviser in fulfilling its duties under the sub-advisory agreements. The Special Committee noted the sub-adviser's experience in managing fixed income and equity portfolios.

In its review of comparative information with respect to Fund and Portfolio investment performance, the Special Committee noted the Fund's performance over the last two years and considered the Fund's competitive returns over intermediate term benchmarks over the previous five-year and ten-year periods and concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to the Portfolios, the Committee also considered the addition of two key investment professionals by Atlanta Capital during 2004. With respect to its review of investment advisory and sub-advisory fees, the Special Committee concluded that the fees paid by the Portfolios and the Fund are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratios of the Fund and Portfolios, the Special Committee concluded that the expense structures are within a range it deemed to be competitive in comparison with comparable funds within the mutual fund industry.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in respect of the management of the Eaton Vance funds, including the Intermediate Bond Fund and the Portfolios, including the profit margins of the investment adviser in comparison with available industry data. The Special Committee also considered the other profits realized by Eaton Vance and its affiliates in connection with the operation of the Intermediate Bond Fund and the Portfolios. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the service rendered to each Portfolio and Fund and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing economies of scale in managing the Portfolios, and concluded that the fee breakpoints which are in place allow the Portfolios and shareholders to share the benefits of such economies of scale. The Special Committee further considered advisory fee reductions for the Portfolios reflecting the portions of commissions paid to broker-dealers as consideration for Third Party Research Services and voluntary expense reimbursements by Eaton Vance for each of the Portfolios and the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all encompassing of the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by the advice of its independent counsel, the Special Committee concluded that the renewal of the investment advisory agreements, including the fee structures (described herein) is in the interests of shareholders. The Special Committee followed the same deliberations when reviewing the sub-advisory agreements for the Intermediate Bond Fund and the Portfolios.

SHARE OWNERSHIP. The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2004. Interests in a Portfolio cannot be purchased by a Trustee.

                                            DOLLAR RANGE OF EQUITY SECURITIES OWNED BY
                                            ------------------------------------------

                               JAMES B.    SAMUEL L.   WILLIAM H.    RONALD A.    NORTON H.    LYNN A.
      FUND NAME                HAWKES(1)    HAYES(2)     PARK(2)    PEARLMAN(2)   REAMER(2)    STOUT(2)
      ---------                --------     --------     ------     -----------   --------     --------
Intermediate Bond Fund           None         None        None         None         None         None
Large-Cap Growth Fund            None         None        None         None         None         None
Small-Cap Fund                   None         None        None         None         None         None

Aggregate Dollar Range of
Equity Securities Owned in
all Registered Funds
Overseen by Trustee in the      over          over        over         over         over         over
Eaton Vance Family of Funds   $100,000      $100,000    $100,000     $100,000     $100,000     $100,000(3)

(1)  Interested Trustees
(2)  Noninterested Trustees
(3) Includes shares which may be deemed to be beneficially owned through a Trustee Deferred Compensation Plan.

As of December 31, 2004, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2003 and December 31, 2004, no noninterested Trustee (or their immediate family members) had:

  1. Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

  2. Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

  3. Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD;
     (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, 2003 and December 31, 2004, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or each Portfolio or any of their immediate family members served as an officer.

Trustees of each Portfolio who are not affiliated with Eaton Vance may elect to defer receipt of all or a percentage of their annual fees received from certain Eaton Vance sponsored funds in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Eaton Vance sponsored fund in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Neither the Trust nor the Portfolios has a retirement plan for Trustees. Each Portfolio does not participate in the Trustees' Plan.

The fees and expenses of the Trustees of the Trust and the Portfolios are paid by the Funds (and other series of the Trust) and the Portfolios, respectively. (A Trustee of the Trust and the Portfolios who is a member of the Eaton Vance organization receives no compensation from the Trust and the Portfolios). During the fiscal year ended September 30, 2004, the Trustees of the Trust and the Portfolios earned the following compensation in their capacities as Trustees from the Trust and the Portfolios. For the year ended December 31, 2004, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

                               JESSICA M.       SAMUEL L.    WILLIAM H.     RONALD A.      NORTON H.      LYNN A.
  SOURCE OF COMPENSATION      BIBLIOWICZ(7)       HAYES       PARK(3)       PEARLMAN        REAMER        STOUT(4)
  ----------------------      -------------     --------      -------       --------        ------        --------
        Trust(2)                $ 1,025         $  2,078      $  1,097       $  2,009      $  1,973      $  2,118
Large-Cap Growth Portfolio          156              283           259            273           268           290
   Small-Cap Portfolio               16               28            26             27            27            29
 Trust and Fund Complex          48,124          200,000       180,000(5)     180,000       190,000       190,000(6)

(1) As of March 31, 2005, the Eaton Vance fund complex consists of 195 registered investment companies or series thereof.

(2)  The Trust consisted of 8 Funds as of September 30, 2004.
(3) Includes deferred compensation as follows: Large-Cap Growth Portfolio - $259 and Small-Cap Portfolio - $26.
(4) Includes deferred compensation as follows: Large-Cap Growth Portfolio - $117 and Small-Cap Portfolio - $12.
(5)  Includes an estimated $106,968 of deferred compensation.
(6)  Includes $45,000 of deferred compenation.
(7)  Ms. Bibliowicz resigned as a Trustee effective April 15, 2004.

ORGANIZATION

Each Fund is a series of the Trust, which was established under Massachusetts law on May 25, 1989 (prior to that date it was a Maryland corporation organized on October 15, 1963), and is operated as an open-end management investment company. On November 19, 2003, Intermediate Bond Fund changed its name from "Atlanta Capital Intermediate Bond Fund" to "Eaton Vance-Atlanta Capital Intermediate Bond Fund", Large-Cap Growth Fund changed its name from "Atlanta Capital Large-Cap Growth Fund" to "Eaton Vance-Atlanta Capital Large-Cap Growth Fund" and Small-Cap Fund changed its name from "Atlanta Capital Small-Cap Fund" to "Eaton Vance-Atlanta Capital Small-Cap Fund".

The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Fund). The Trustees of the Trust have divided the shares of each Fund into multiple classes. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

Each Portfolio was organized as a trust under the laws of the state of New York on December 10, 2001 and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of each Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of each Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

Each Portfolio's Declaration of Trust provides that a Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of a Fund investing in the Portfolio.

A Fund may be required to vote on matters pertaining to a Portfolio. When required by law to do so, the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

A Fund may withdraw (completely redeem) all its assets from the Portfolio without shareholder approval at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund and its shareholders to do so. In the event a Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. A Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

PROXY VOTING POLICY. The Boards of Trustees of the Trust and Portfolios have adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the investment sub-adviser and adopted the proxy voting policies and procedures of the investment sub-adviser (the "Policies"), which are described below. The Trustees will review each Fund's and Portfolio's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between each Fund's shareholders and the investment sub-adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment sub-adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Boards' Special Committee except as contemplated under the Fund Policy. The Boards' Special Committee will instruct the investment sub-adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment sub-adviser will generally support company management on proposals relating to environmental and social policy issues, on matters regarding the state of organization of the company and routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders. On all other matters, the investment sub-adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies' guidelines when it believes the situation warrants such a deviation. The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment sub-adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.

In addition, the investment sub-adviser will monitor situations that may result in a conflict of interest between each Fund's shareholders and the investment sub-adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment sub-adviser's personnel responsible for reviewing and voting proxies on behalf of each Fund and Portfolio will report any proxy received or expected to be received from a company included on that list to members of senior management of the investment sub- adviser identified in the Policies. Such members of senior management will determine if a conflict exists. If a conflict does exist, the investment sub-adviser will seek instruction on how to vote from the Special Committee. For a copy of the Fund Policy and investment sub-adviser Policies, see Appendix D and Appendix E, respectively. Information on how each Fund and Portfolio voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

                 INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Pursuant to Investment Advisory Agreements with each of Intermediate Bond Fund and the Portfolios, BMR acts as the investment adviser for the Fund and the Portfolios. Pursuant to Investment Sub-Advisory Agreements with Atlanta Capital Management, LLC ("Atlanta Capital"), BMR has delegated investment management of the Fund and the Portfolios to Atlanta Capital. Atlanta Capital is an indirect, majority-owned subsidiary of Eaton Vance. From time to time, BMR and Atlanta Capital are each referred to herein as an "investment adviser". Atlanta Capital is sometimes referred to herein as "sub-adviser".

INVESTMENT ADVISORY SERVICES. The investment adviser and sub-adviser are responsible for managing the investments and affairs of Intermediate Bond Fund, Large-Cap Growth Portfolio and Small-Cap Portfolio and providing related office facilities and personnel subject to the supervision of the Trust's and Portfolio's Board of Trustees. The investment sub-adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Fund and Portfolio and what portion, if any, of the Fund's or Portfolio's assets will be held uninvested. Each Investment Advisory Agreement and Investment Sub-Advisory Agreement requires the investment adviser or sub-adviser, as the case may be, to pay the salaries and fees of all officers and Trustees of the Trust and the Portfolio who are members of the investment adviser's or sub-adviser's organization and all personnel of the investment adviser or sub-adviser performing services relating to research and investment activities.

For a description of the compensation that Intermediate Bond Fund, Large-Cap Growth Portfolio and Small-Cap Portfolio pay the investment adviser on average daily net assets up to $500 million, see the prospectus. On net assets of $500 million and over the annual fee is reduced and the advisory fees are computed as follows:

         INTERMEDIATE BOND FUND
                                          Annual Fee Rate
Average Daily Net Assets for the Month   (for each level)
--------------------------------------   ----------------
$500 million but less than $1 billion        0.375%
$1 billion but less than $2.5 billion        0.350%
$2.5 billion and over                        0.325%


       LARGE-CAP GROWTH PORTFOLIO
                                          Annual Fee Rate
Average Daily Net Assets for the Month   (for each level)
--------------------------------------   ----------------
$500 million but less than $1 billion        0.625%
$1 billion but less than $2.5 billion        0.600%
$2.5 billion and over                        0.575%


          SMALL-CAP PORTFOLIO
                                          Annual Fee Rate
Average Daily Net Assets for the Month   (for each level)
--------------------------------------   ----------------
$500 million but less than $1 billion        0.9375%
$1 billion but less than $2.5 billion        0.8750%
$2.5 billion but less than $5 billion        0.8125%
$5 billion and over                          0.7500%

Pursuant to Investment Sub-Advisory Agreements, BMR pays the following to Atlanta Capital for providing sub-advisory services:


         INTERMEDIATE BOND FUND
                                         Annual Fee Rate
Average Daily Net Assets for the Month   (for each level)
--------------------------------------   ----------------
up to $500 million                          0.3000%
$500 million but less than $1 billion       0.2875%
$1 billion but less than $2.5 billion       0.2750%
$2.5 billion and over                       0.2625%


       LARGE-CAP GROWTH PORTFOLIO
                                          Annual Fee Rate
Average Daily Net Assets for the Month   (for each level)
--------------------------------------   ----------------
up to $500 million                          0.4000%
$500 million but less than $1 billion       0.3875%
$1 billion but less than $2.5 billion       0.3750%
$2.5 billion and over                       0.3625%


           SMALL-CAP PORTFOLIO
                                          Annual Fee Rate
Average Daily Net Assets for the Month   (for each level)
--------------------------------------   ----------------
up to $500 million                           0.75000%
$500 million but less than $1 billion        0.71875%
$1 billion but less than $2.5 billion        0.68750%
$2.5 billion but less than $5 billion        0.65625%
$5 billion and over                          0.62500%


The following table sets forth the net assets of Intermediate Bond Fund, Large-Cap Growth Portfolio and Small-Cap Portfolio and the advisory fees earned during the two fiscal years ended September 30, 2004 and for the period from the start of business, April 30, 2002, to September 30, 2002.


                                                  Advisory Fee
                                                  ------------
                                Net Assets
                                at 9/30/04      9/30/04   9/30/03    9/30/02
                                ----------      -------   -------    -------
Intermediate Bond Fund          $10,987,115    $ 45,944  $ 44,516   $19,751(1)
Large-Cap Growth Portfolio(2)    32,127,426     210,458   144,535     54,329
Small-Cap Portfolio(3)           19,432,981     170,161   152,870     44,979


(1)  BMR made a reduction of the advisory fee in the amount of $7,986.

(2) BMR made a reduction of the advisory fee in the amount of $68, $9,510 and $4,730, respectively, for the fiscal years ended September 30, 2004 and September 30, 2003, and for the period from the start of business, April 30, 2002, to September 30, 2002. The fee reduction for the fiscal year ended September 30, 2004 reflects the portion of commissions paid to broker-dealers as consideration for Third Party Research Services (as described in "Portfolio Securities Transactions" below).

(3) BMR made a reduction of the advisory fee in the amount of $777, $42,933 and $33,282, respectively, for the fiscal years ended September 30, 2004 and September 30, 2003, and for the period from the start of business, April 30, 2002, to September 30, 2002. The fee reduction for the fiscal year ended September 30, 2004 reflects the portion of commissions paid to broker-dealers as consideration for Third Party Research Services (as described in "Portfolio Securities Transactions" below).

The following table sets forth the net assets of Intermediate Bond Fund, Large-Cap Growth Portfolio and Small-Cap Portfolio and the sub-advisory fees earned during the two fiscal years ended September 30, 2004 and for the period from the start of business, April 30, 2002, to September 30, 2002.


                                                Sub-Advisory Fee
                                                ----------------
                                Net Assets
                                at 9/30/04      9/30/04   9/30/03    9/30/02
                                ----------      -------   -------    -------
Intermediate Bond Fund(1)       $10,987,115    $ 34,459  $ 33,387    $14,813
Large-Cap Growth Portfolio(2)    32,127,426     129,510    88,945     33,433
Small-Cap Portfolio(3)           19,432,981     127,601   114,653     33,734


(1) Atlanta Capital made a reduction of the sub-advisory fee in the amount of $5,990 for the period from the start of business, April 30, 2002, to September 30, 2002.

(2) Atlanta Capital made a reduction of the sub-advisory fee in the amount of $42, $5,852 and $2,911, respectively, for the fiscal years ended September 30, 2004 and September 30, 2003, and for the period from the start of business, April 30, 2002, to September 30, 2002. The fee reduction for the fiscal year ended September 30, 2004 reflects the portion of commissions paid to broker-dealers as consideration for Third Party Research Services (as described in "Portfolio Securities Transactions" below).

(3) Atlanta Capital made a reduction of the sub-advisory fee in the amount of $583, $32,200 and $24,962, respectively, for the fiscal years ended September 30, 2004 and September 30, 2003, and for the period from the start of business, April 30, 2002, to September 30, 2002. The fee reduction for the fiscal year ended September 30, 2004 reflects the portion of commissions paid to broker-dealers as consideration for Third Party Research Services (as described in "Portfolio Securities Transactions" below).

Each Investment Advisory Agreement and Investment Sub-Advisory Agreement with an investment adviser or sub-adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Trust, in the case of Intermediate Bond Fund, or the Portfolio, as the case may be, cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust, in the case of Intermediate Bond Fund, or the Portfolio, as the case may be, or by vote of a majority of the outstanding voting securities of the Intermediate Bond Fund or the Portfolio, as the case may be. Each Agreement may be terminated at any time without penalty on sixty
(60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of Intermediate Bond Fund or the Portfolio, as the case may be, and the Agreement will terminate automatically in the event of its assignment. Each Agreement provides that the investment adviser or sub-adviser may render services to others. Each Agreement also provides that the investment adviser or sub-adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

PORTFOLIO MANAGERS. The members of the portfolio management team of Intermediate Bond Fund, Large Cap-Growth Portfolio and Small-Cap Portfolio are as follows:
Intermediate Bond Fund: Mr. Coleman and Mr. Womack;  Large-Cap Growth Portfolio:
Mr. Hackney, Ms. Irvin and Mr. Marshall; and Small-Cap Portfolio: Mr. Bell, Mr. Hackney, Mr. Hereford and Mr. Reed. Each member of the management team are referred to as a "portfolio manager". Members of the management teams may manage other investment companies and/or investment accounts in addition to the Fund or a Portfolio. The following tables show, as of each Fund's most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

                                          Number of      Total Assets of       Number of Accounts        Total Assets of Accounts
                                        All Accounts      All Accounts*     Paying a Performance Fee     Paying a Performance Fee*
                                        ------------     ---------------    ------------------------     -------------------------
         William O. Bell, IV
Registered Investment Companies                          $                                               $
Other Pooled Investment Vehicles                         $                                               $
Other Accounts                                           $                                               $

         Gregory L. Coleman
Registered Investment Companies                          $                                               $
Other Pooled Investment Vehicles                         $                                               $
Other Accounts                                           $                                               $

         William R. Hackney, III
Registered Investment Companies                          $                                               $
Other Pooled Investment Vehicles                         $                                               $
Other Accounts                                           $                                               $

         W. Matthew Hereford
Registered Investment Companies                          $                                               $
Other Pooled Investment Vehicles                         $                                               $
Other Accounts                                           $                                               $

         Marilyn Robinson Irvin
Registered Investment Companies                          $                                               $
Other Pooled Investment Vehicles                         $                                               $
Other Accounts                                           $                                               $

         Paul J. Marshall
Registered Investment Companies                          $                                               $
Other Pooled Investment Vehicles                         $                                               $
Other Accounts                                           $                                               $

         Charles B. Reed
Registered Investment Companies                          $                                               $
Other Pooled Investment Vehicles                         $                                               $
Other Accounts                                           $                                               $

         James A. Womack
Registered Investment Companies                          $                                               $
Other Pooled Investment Vehicles                         $                                               $
Other Accounts                                           $                                               $

* In millions of dollars. For registered investment companies, assets represent net assets of all open-end investment companies and gross assets of all closed-end investment companies.

The following table shows the shares  beneficially  owned of  Intermediate  Bond
Fund as of the Fund's most recent fiscal year ended September 30, 2004. Interests in a Portfolio cannot be purchased by a portfolio manager.

                                    Dollar Range of Equity Securities
Portfolio Manager                          Owned in the Fund
-----------------                          -----------------
Gregory L. Coleman
James A. Womack

The following table shows the shares beneficially owned of Large-Cap Growth Fund as of the Fund's most recent fiscal year ended September 30, 2004. Interests in a Portfolio cannot be purchased by a portfolio manager.

                                    Dollar Range of Equity Securities
Portfolio Manager                          Owned in the Fund
-----------------                          -----------------
William R. Hackney, III
Marilyn Robinson Irvin
Paul J. Marshall


The following table shows the shares beneficially owned of Small-Cap Fund as of the Fund's most recent fiscal year ended September 30, 2004. Interests in a Portfolio cannot be purchased by a portfolio manager.

                                    Dollar Range of Equity Securities
Portfolio Manager                          Owned in the Fund
-----------------                          -----------------
William O. Bell, IV
William R. Hackney, III
W. Matthew Hereford
Charles B. Reed


It is possible that conflicts of interest may arise in connection with the portfolio managers' management of the Intermediate Bond Fund or a Portfolio's investments on the one hand and the investments of other accounts for which the portfolio manager is responsible for on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund or a Portfolio and other accounts he or she advises. In addition due to differences in the investment strategies or restrictions between the Fund, a Portfolio and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund or a Portfolio. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons.

ATLANTA CAPITAL

COMPENSATION STRUCTURE. Compensation of Atlanta Capital portfolio managers and other investment professional has three primary components: (1) a base salary,
(2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC's nonvoting common stock. Investment professionals also receive certain retirement, insurance and other benefits that are broadly available to Atlanta Capital employees. Compensation of Atlanta Capital investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year-end of EVC.

METHOD TO DETERMINE COMPENSATION. Atlanta Capital compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the performance of managed funds and accounts. Each portfolio manager is evaluated based on the composite performance of funds and accounts in each product for which the individual serves on the portfolio management team. Performance is normally based on periods ending on the June 30th preceding fiscal year-end. The primary measures of management team performance are one-year, three-year, and five-year total return investment performance against product-specific benchmarks and peer groups. These factors are evaluated on an equal weighted basis. Fund performance is evaluated primarily against a peer group of funds as determined by Lipper, Inc. and/ or Morningstar, Inc. For managers responsible for multiple funds and accounts or serving on multiple portfolio management teams, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among the managed funds and accounts. The performance of accounts for which Atlanta Capital is paid a performance-based incentive fee is not considered separately or accorded disproportionate weightings in determining portfolio manager incentive compensation.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers' performance in meeting them.

Atlanta Capital seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. Atlanta Capital utilizes industry survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of Atlanta Capital and its parent company. The size of the overall incentive compensation pool is determined each year by Atlanta Capital's management team in consultation with EVC and depends primarily on Atlanta Capital's profitability for the year. While the salaries of Atlanta Capital portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate substantially from year to year, based on changes in manager performance and other factors as described herein.

ADMINISTRATIVE SERVICES. As indicated in the prospectus, Eaton Vance serves as administrator of each Fund, but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement, Eaton Vance has been engaged to administer each Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each Fund.

For the fiscal year ended September 30, 2004, Eaton Vance was allocated $43,252, $24,874 and $59,526 of the operating expenses of Intermediate Bond Fund, Large-Cap Growth Fund and Small-Cap Fund, respectively. For the fiscal year ended September 30, 2003, Eaton Vance was allocated $34,570, $22,289 and $40,610 of the operating expenses of Intermediate Bond Fund, Large-Cap Growth Fund and Small-Cap Fund, respectively. For the period from the start of business, April 30, 2002, to September 30, 2002, Eaton Vance was allocated $16,521, $26,163 and $17,437 of the operating expenses of Intermediate Bond Fund, Large-Cap Growth Fund and Small-Cap Fund, respectively.

SUB-TRANSFER AGENCY SERVICES. Eaton Vance also serves as sub-transfer agent for each Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of each Fund: 1) provides call center services to financial intermediaries and shareholders; 2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to each Fund); 3) furnishes an SAI to any shareholder who requests one in writing or by telephone from each Fund; and 4) processes transaction requests received via telephone. For the transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by a Fund's transfer agent from fees it receives from the Eaton Vance funds. Each Fund will pay a pro rata share of such fee. For the fiscal year ended September 30, 2004, the transfer agent accrued for or paid to Eaton Vance the following amounts for sub-transfer agency services performed on behalf of each Fund:

Intermediate Bond Fund      Large-Cap Growth Fund      Small-Cap Fund
        $32                        $250                     $145

INFORMATION ABOUT ATLANTA CAPITAL MANAGEMENT. Atlanta Capital is an Atlanta, Georgia based equity and fixed income manager with a primary focus on separate account management for institutional clients. At December 31, 2004, Atlanta Capital's assets under management totalled approximately $9.4 billion. Atlanta Capital was founded in 1969 as a registered investment adviser. All of the employees of Atlanta Capital are employees of Eaton Vance Acquisitions, an Eaton Vance subsidiary, and own stock of EVC. Atlanta Capital's address is 1349 W. Peachtree Street, 2 Midtown Plaza, Suite 1600, Atlanta, GA 30309.

INFORMATION ABOUT BMR AND EATON VANCE. BMR and Eaton Vance are business trusts organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of BMR and Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. BMR is an indirect subsidiary of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, Thomas E. Faust Jr., John G.L. Cabot, Leo I. Higdon, Jr., Vincent M. O'Reilly, Winthrop H. Smith, Jr. and Ralph Z. Sorenson. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Faust, Jeffrey P. Beale, Alan R. Dynner, Thomas J. Fetter, Scott
H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance).
The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization," all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

CODE OF ETHICS. Each investment adviser and the sub-adviser, principal underwriter, and each Fund and each Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, Eaton Vance employees may purchase and sell securities (including securities held or eligible for purchase by a Portfolio) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

EXPENSES. Each Fund and Portfolio is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses. The only expenses of a Fund allocated to a particular class are those incurred under the Distribution or Service Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

                             OTHER SERVICE PROVIDERS

PRINCIPAL UNDERWRITER. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of each Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at a rate of $2.50 for each repurchase transaction handled by the principal underwriter. EVD is an indirect, wholly-owned subsidiary of EVC. Mr. Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk and Mr. O'Connor is a Vice President of EVD.

CUSTODIAN. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to Intermediate Bond Fund, Large-Cap Growth Portfolio and Small-Cap Portfolio. IBT has custody of all cash and securities of Intermediate Bond Fund, maintains the Fund's general ledger and computes the daily net asset value of shares of the Fund. IBT has custody of all cash and securities representing Large-Cap Growth and Small-Cap Fund's interest in their respective Portfolios, has custody of each Portfolio's assets, maintains the general ledger of each Portfolio and each Fund and computes the daily net asset value of interests in each Portfolio and the net asset value of shares of each Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with Intermediate Bond Fund and each Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and each Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between each Fund or each Portfolio and such banks.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, is the independent registered public accounting firm of each Fund and Portfolio, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

TRANSFER AGENT. PFPC Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for each Fund.

                         CALCULATION OF NET ASSET VALUE

The net asset value of the Intermediate Bond Fund and each Portfolio is computed by IBT (as agent and custodian for the Intermediate Bond Fund and each Portfolio) by subtracting the liabilities of the Fund or Portfolio, as the case may be, from the value of its total assets. Each Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

Fixed income and debt securities, including listed securities for which price quotations are available and mortgage-backed securities ("MBS"), will normally be valued on the basis of valuations furnished by a pricing service. Certain MBS may be valued pursuant to a pricing matrix administered by the investment adviser. OTC options are valued at the mean between the bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Short-term obligations having remaining maturities of less than 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. Securities for which there is no such quotation or valuation and all other assets are valued at fair value as determined in good faith by or at the direction of the Trustees of the Trust and each Portfolio.

The Trustees of the Trust and each Portfolio have established the following procedures for the fair valuation of the Fund's and each Portfolio's assets under normal market conditions. Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service.

Foreign securities and currencies held by a Portfolio are valued in U.S. dollars, as calculated by the custodian based on foreign currency exchange quotations supplied by an independent quotation service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. As described in the prospectus, valuations of foreign securities may be adjusted from prices in effect at the close of trading on foreign exchanges to more accurately reflect their fair value as of the close of regular trading on the NYSE. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

                         PURCHASING AND REDEEMING SHARES

ADDITIONAL INFORMATION ABOUT PURCHASES. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered into agreements with the principal underwriter. Shares of the Fund are sold at offering price, which is the net asset value plus the initial sales charge, if any. The Fund receives the net asset value. The Fund's principal underwriter receives the sales charge, all or a portion of which may be reallowed to the investment dealers responsible for selling Fund shares. The sales charge table in the prospectus is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

In connection with employee benefit or other continuous group purchase plans, a Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by a Fund as described below.

SUSPENSION OF SALES. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for Intermediate Bond Fund or a Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities which, in the case of Large-Cap Growth Fund and Small-Cap Fund, are withdrawn from the Portfolio. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

SYSTEMATIC WITHDRAWAL PLAN. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

                                  SALES CHARGES

DEALER COMMISSIONS. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

PURCHASES AT NET ASSET VALUE. Class A and Class I shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, consulting firms and others providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and "rabbi trusts". Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

STATEMENT OF INTENTION. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge.
Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

RIGHT OF ACCUMULATION. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of any Class A, Advisers Class, Class B, Class C, Class I and/or Class R shares of a Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by the shareholder. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Shares purchased by an individual, his or her spouse and their children under the age of twenty-one, including shares held for the benefit of any such persons in trust or fiduciary accounts (including retirement accounts) or omnibus or "street name" accounts, will be combined for the purpose of determining whether a purchase will qualify for the right of accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

TAX-DEFERRED RETIREMENT PLANS. Fund shares are available for purchase in connection with certain tax-deferred retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

SERVICE PLAN

The Trust has in effect a Service Plan (the "Class A Plan") for each Fund's Class A shares that is designed to meet the service fee requirements of the sales charge rule of the NASD. (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The Class A Plan provides that Class A shares of each Fund may make service fee payments for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for any fiscal year. Class A service fees are paid quarterly in arrears. For the service fees paid by Class A shares, see Appendix A.

The Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. The Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of Class A shares of the Fund. The Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of Class A shares of the Fund and the Trustees. So long as the Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plan was initially approved by the Trustees, including the Plan Trustees, on October 20, 2003. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plan because their employers (or affiliates thereof) receive distribution and/or service fees under the Plan or agreements related thereto.

                                   PERFORMANCE

PERFORMANCE CALCULATIONS. Average annual total return before deduction of taxes ("pre-tax return") is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A and Appendix B.

In addition to the foregoing total return figures, each Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes. A Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum of any initial sales charge) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations based on prescribed methods, reduced by accrued expenses for the period with the resulting number being divided by the average daily number of shares outstanding and entitled to receive distributions during the period. Yield figures do not reflect the deduction of any applicable CDSC, but assume the maximum of any initial sales charge. Actual yield may be affected by variations in sales charges on investments.

DISCLOSURE OF PORTFOLIO HOLDINGS AND RELATED INFORMATION. In accordance with rules established by the SEC, each Fund sends semiannual and annual reports to shareholders that contain a complete list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, within 60 days of quarter-end. Each Fund also discloses complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter-end. Each Fund's complete portfolio holdings as reported in annual and semiannual reports and on Form N-Q (which includes a list of the Portfolio's holdings) are available for viewing on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC's public reference room (information on the operation and terms of usage of the SEC public reference room is available at http://www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330). Generally within 5 business days of filing with the SEC, each Fund's portfolio holdings as reported in annual and semiannual reports and on Form N-Q also are available on Eaton Vance's website at www.eatonvance.com and are available upon request at no additional cost by contacting Eaton Vance at 1-800-225-6265.

In addition to the disclosure of complete portfolio holdings, each Fund may also post information about certain portfolio characteristics (such as top ten holdings and asset allocation information) as of each calendar quarter end on the Eaton Vance website approximately ten business days after quarter-end. Such information is also available upon request by contacting Eaton Vance at 1-800-225-6265.

The portfolio holdings of a Fund and other information concerning portfolio characteristics may be considered material, non-public information. Each Fund has adopted a general policy not to selectively disclose to any person the portfolio holdings and related information of a Fund. However, portfolio holdings may be disclosed, from time to time as necessary, for legitimate business purposes of a Fund including the following: 1) affiliated and unaffiliated service providers (including the investment adviser, custodian, transfer agent, principal underwriter, etc.) that have a legal or contractual duty to keep such information confidential; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement (such as arrangements with securities lending agents, credit rating agencies, statistical ratings agencies, analytical service providers engaged by the investment adviser, proxy evaluation vendors, pricing services, translation services and lenders under Fund credit facilities). Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of a Fund's Board of Trustees.

The Funds, the investment adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning a Fund's portfolio holdings. These policies, which have been approved by a Fund's Board of Trustees, may not be waived, or exceptions made, without the consent of the Fund's Chief Compliance Officer ("CCO"). Each Fund's Board of Trustees may impose additional restrictions on the dissemination of portfolio information beyond the policies discussed above. All waivers and exceptions will be disclosed to the Board no later than its next regularly scheduled meeting. The CCO will monitor compliance with these procedures, as well as any conflicts of interest that may arise with respect to portfolio holdings disclosure.

The foregoing portfolio holdings disclosure policies are designed to provide useful information concerning a Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by a Portfolio. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of "market timing" models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Funds.

                                      TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected to be treated and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, a Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. Each Fund qualified as a RIC for its fiscal year ended September 30, 2004.

Because each of Large-Cap Growth Fund and Small-Cap Fund invests its assets in a Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. For federal income tax purposes, each Portfolio intends to be treated as a partnership that is not a "publicly traded partnership" and, as a result, will not be subject to federal income tax. A Fund, as an investor in a Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. Each Portfolio will allocate at least annually among its investors, including a Fund, the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, each of Large-Cap Growth Fund and Small-Cap Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that a Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that a Fund qualifies as a RIC and a Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If a Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

The Intermediate Bond Fund's investments in zero coupon, deferred interest and certain payment-in-kind or other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily and, in order to avoid a tax payable by the Fund, the Fund may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.

Investments in lower-rated or unrated securities may present special tax issues for the Intermediate Bond Fund to the extent that the issuers of these securities default on their obligations pertaining thereto. The Code is not entirely clear regarding the federal income tax consequences of the Fund's taking certain positions in connection with ownership of such distressed securities.

A Portfolio's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to a Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in "passive foreign investment companies" could subject a Portfolio to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the passive foreign investment company as a "qualified electing fund".

Each Portfolio may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the total assets of a Portfolio will consist of securities issued by foreign corporations, a Fund will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid by the Portfolio and allocated to the Fund, with the result that shareholders will not include in income, and will not be entitled to take any foreign tax credits or deductions for, such foreign taxes.

For Large-Cap Growth Fund and Small-Cap Funds' taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of individual shareholders at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level.

A portion of distributions made by a Fund which are derived from dividends from domestic corporations may qualify for the dividends-received deduction ("DRD") for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder's shares. Distributions eligible for the DRD may give rise to or increase an alternative minimum tax for certain corporations.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

In general, dividends (other than capital gain dividends) paid to a shareholder that is not a "U.S. person" within the meaning of the Code (a "foreign person"), are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). Under the American Jobs Creation Act of 2004 (the "2004 Act"), effective for taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008, a Fund generally will not be required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by a Fund.

The 2004 Act modifies the tax treatment of distributions from a Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. Under the 2004 Act, which is generally effective for taxable years of RICs beginning after December 31, 2004, and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations. It is not expected that a significant portion of the Fund's distributions will be attributable to gains from the sale or exchange of USRPIs.

Amounts paid by a Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid thereafter. An individual's TIN is generally his or her social security number.

Under Treasury regulations, if a shareholder realizes a loss on disposition of a Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in a Fund.

                        PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by the investment adviser or sub-adviser of each Fund or Portfolio (each referred to herein as the "investment adviser"). Intermediate Bond Fund and each Portfolio are responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services including the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in other transactions, and the reasonableness of the spread or commission, if any. In addition, the investment adviser may consider the receipt of Proprietary Research Services (as defined below), provided it does not compromise the investment adviser's obligation to seek best overall execution for a Portfolio. The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer.
Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser's clients in part for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms that execute portfolio transactions for the clients of such advisers and from affiliates of executing broker-dealers. Investment advisers also commonly receive Research Services from research providers that are not affiliated with an executing broker-dealer, but which have entered into payment arrangements involving an executing broker-dealer ("Third Party Research Services"). Under a typical Third Party Research Services payment arrangement, the research provider agrees to provide services to an investment adviser in exchange for specified payments to the research provider by a broker-dealer that executes portfolio transactions for clients of the investment adviser. The investment adviser and the executing broker-dealer enter into a related agreement specifying the amount of brokerage business the investment adviser will direct to the executing broker-dealer to offset payments made by the executing broker-dealer for Third Party Research Services received by the investment adviser. For example, an investment adviser may agree to direct brokerage business generating $45,000 in commissions on portfolio transactions to a broker-dealer firm as consideration for the executing broker-dealer making payments of $30,000 to a provider of Third Party Research Services. The ratio of the commissions to be paid to an executing broker-dealer as consideration for Third Party Research Services over the cost borne by the executing broker-dealer in connection with providing such services to the investment adviser is referred to herein as the "Third Party Research Services Payment Ratio."

Consistent with the foregoing practices, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and may receive them from third parties with which these broker-dealers have arrangements. Intermediate Bond Fund and each Portfolio and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities.

Research Services received by the investment adviser include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

In  the  event  that  the  investment  adviser  executes  Portfolio   securities
transactions with a broker-dealer on or after May 1, 2004 and the associated commission is consideration for Third Party Research Services (as described above), the investment adviser has agreed to reduce the advisory fee payable by the Intermediate Bond Fund and each Portfolio by an amount equal to the commission payment associated with the transaction divided by the applicable Third Party Research Services Payment Ratio.

Some executing broker-dealers develop and make available directly to their brokerage customers proprietary Research Services ("Proprietary Research Services"). As a general matter, broker-dealers bundle the cost of Proprietary Research Services with trade execution services rather than charging separately for each. In such circumstances, the cost or other value of the Proprietary Research Services cannot be determined. The advisory fee paid by the Intermediate Bond Fund and each Portfolio will not be reduced in connection with the receipt of Proprietary Research Services by the investment adviser.

The investment companies sponsored by the investment adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Securities considered as investments for the Intermediate Bond Fund and each Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Intermediate Bond Fund and each Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Intermediate Bond Fund and each Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Intermediate Bond Fund and each Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid during the two fiscal years ended September 30, 2004 and for the period from the start of business, April 30, 2002 to September 30, 2002, as well as the amount of Portfolio security transactions for the most recent fiscal year (if any) that were directed to firms that provided some Research Services to the investment adviser or its affiliates, and the commissions paid in connection therewith. As described above, the investment adviser may consider the receipt of Research Services in selecting a broker-dealer firm, provided it does not compromise the investment adviser's obligation to seek best overall execution.


                                                                                                      COMMISSIONS PAID
                                                                          AMOUNT OF TRANSACTIONS      ON TRANSACTIONS
                                    BROKERAGE COMMISSIONS PAID FOR          DIRECTED TO FIRMS        DIRECTED TO FIRMS
                                          THE FISCAL YEAR ENDED             PROVIDING RESEARCH       PROVIDING RESEARCH
                                          ---------------------             ------------------       ------------------
FUND/PORTFOLIO                  9/30/04         9/30/03        9/30/02           9/30/04                  9/30/04
--------------                  -------         -------        -------           -------                  -------
Intermediate Bond Fund          $     0         $     0        $     0         $         0               $     0
Large-Cap Growth Portfolio       23,726          34,065         11,527          22,249,915                23,726
Small-Cap Portfolio              14,907          31,425         17,808          11,285,872                14,907

                              FINANCIAL STATEMENTS

The audited financial statements of, and the reports of the independent registered public accounting firm for the Funds and Portfolios, appear in the Funds' most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual reports accompanies this SAI.

HOUSEHOLDING. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information for the Funds and the Portfolios listed below for the fiscal year ended September 30, 2004, as previously filed electronically with the SEC:


             Eaton Vance-Atlanta Capital Intermediate Bond Fund
                    (Accession No. 0001047469-04-036565)
             Eaton Vance-Atlanta Capital Large-Cap Growth Fund
                         Large-Cap Growth Portfolio
                    (Accession No. 0001047469-04-036565)
                 Eaton Vance-Atlanta Capital Small-Cap Fund
                            Small-Cap Portfolio
                    (Accession No. 0001047469-04-036565)

                                                                      APPENDIX A

                      CLASS A FEES, PERFORMANCE & OWNERSHIP

SALES CHARGES, SERVICE FEES AND REPURCHASE TRANSACTION FEES. For the period from the start of business, November 28, 2003 to the fiscal year ended September 30, 2004, the following table shows (1) total sales charges paid by each Fund, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) CDSC payments to the principal underwriter, (5) total service fees paid by each Fund, (6) service fees paid to investment dealers, and
(7) repurchase transaction fees paid to the principal underwriter. Service fees that were not paid to investment dealers were retained by the principal underwriter.

                                                                                                           REPURCHASE
                                                                                              SERVICE      TRANSACTION
                          TOTAL       SALES         SALES          CDSC                         FEES          FEES
                          SALES     CHARGES TO    CHARGES TO      PAID TO       TOTAL         PAID TO        PAID TO
                         CHARGES    INVESTMENT    PRINCIPAL      PRINCIPAL     SERVICES      INVESTMENT    PRINCIPAL
FUND                      PAID       DEALERS      UNDERWRITER   UNDERWRITER    FEES PAID      DEALERS      UNDERWRITER
----                     -------    ----------    -----------   -----------    ---------     ----------    -----------
Large-Cap Growth Fund    $6,615      $5,720          $895           $0          $7,108          $234         $82.50
Small-Cap Fund            3,576       3,090           486            0           1,956            59          20.00

PERFORMANCE INFORMATION. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return prior to the date this Class was first offered reflects the total return of Class R shares (which are no longer offered), adjusted to reflect the Class A sales charge. The Class R total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class A total return would be different. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund's current performance may be lower or higher than the quoted return. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

ABOUT RETURNS AFTER TAXES. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. For Intermediate Bond Fund, the tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end. Because the Funds do not have a full year of performance, no after-tax return is provided.

LARGE-CAP GROWTH FUND                                                      LENGTH OF PERIOD ENDED SEPTEMBER 30, 2004
AVERAGE ANNUAL TOTAL RETURN:                                                       ONE YEAR*     LIFE OF FUND*
----------------------------                                                       ---------     -------------
Before Taxes and Excluding Maximum Sales Charge                                      8.92%           -0.73%
Before Taxes and Including Maximum Sales Charge                                      2.69%           -3.15%
After Taxes on Distributions and Excluding Maximum Sales Charge                      8.92%           -0.73%
After Taxes on Distributions and Including Maximum Sales Charge                      2.69%           -3.15%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge       5.80%           -0.62%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge       1.75%           -2.66%
  Class R commenced operations April 30, 2002.
  Class A commenced operations November 28, 2003.

SMALL-CAP FUND                                                             LENGTH OF PERIOD ENDED SEPTEMBER 30, 2004
AVERAGE ANNUAL TOTAL RETURN:                                                       ONE YEAR*     LIFE OF FUND*
----------------------------                                                       ---------     -------------
Before Taxes and Excluding Maximum Sales Charge                                     16.65%           4.25%
Before Taxes and Including Maximum Sales Charge                                      9.97%           1.73%
After Taxes on Distributions and Excluding Maximum Sales Charge                     16.65%           4.25%
After Taxes on Distributions and Including Maximum Sales Charge                      9.97%           1.73%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge      10.82%           3.62%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge       6.48%           1.48%
  Class R commenced operations April 30, 2002.
  Class A commenced operations November 28, 2003.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At March 1, 2005, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of a Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

LARGE-CAP GROWTH FUND     Laurel Bone & Joint Clinic
                            401K Profit Sharing Plan            Laurel, MS               57.2%
SMALL-CAP FUND            Laurel Bone & Joint Clinic
                            401K Profit Sharing Plan            Laurel, MS               36.6%
                          Smith Barney Corporate Trust Co.
                          Copeland Retirement Trust Account     East Brunswick, NJ        5.3%


Beneficial owners of 25% or more of this Class of a Fund are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of a Fund as of such date.

                                                                      APPENDIX B

                      CLASS I FEES, PERFORMANCE & OWNERSHIP

REPURCHASE TRANSACTION FEES. For the fiscal year ended September 30, 2004, the following table shows repurchase transaction fees paid to the principal underwriter.

                           Repurchase Transaction Fees
Fund                      Paid to Principal Underwriter
----                      -----------------------------
Intermediate Bond Fund            $  652.50
Large-Cap Growth Fund              1,087.50
Small-Cap Fund                       960.00


PERFORMANCE INFORMATION. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund's current performance may be lower or higher than the quoted return. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

ABOUT RETURNS AFTER TAXES. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. For Intermediate Bond Fund, the tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end. Because the Funds do not have a full year of performance, no after-tax return is provided.


INTERMEDIATE BOND FUND                                Length of Period Ended
                                                        September 30, 2004
Average Annual Total Return:                         One Year*   Life of Fund*
----------------------------                         ---------   -------------
Before Taxes                                          9.36%         -0.28%
After Taxes                                           9.33%         -0.32%
After Taxes on Distributions and Redemption           6.13%         -0.25%
    Class commenced operations April 30, 2002.

For the 30 days ended September 30, 2004, the SEC yield for Class I of Intermediate Bond Fund was 2.60%.


LARGE-CAP GROWTH FUND                                 Length of Period Ended
                                                        September 30, 2004
Average Annual Total Return:                         One Year*   Life of Fund*
----------------------------                         ---------   -------------
Before Taxes                                           9.36%        -0.28%
After Taxes                                            9.33%        -0.32%
After Taxes on Distributions and Redemption            6.13%        -0.25%
     Class commenced operations April 30, 2002.



SMALL-CAP FUND                                        Length of Period Ended
                                                        September 30, 2004
Average Annual Total Return:                         One Year*   Life of Fund*
----------------------------                         ---------   -------------
Before Taxes                                           17.07%        4.72%
After Taxes                                            17.07%        4.72%
After Taxes on Distributions and Redemption            11.09%        4.03%
     Class commenced operations April 30, 2002.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At March 1, 2005, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of a Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

INTERMEDIATE BOND FUND       Reliance Trust Company FBO Georgia Bankers Association       Atlanta, GA              24.2%
                             NFSC FEBO GBA Retirement Services Inc.*
                             GBA Retirement Services Inc. TTEE                            Atlanta, GA              22.2%
                             NFSC FEBO GBA Farmers & Merchants Bank PE
                             GBA Retirement Services Inc. TTEE                            Atlanta, GA              14.9%
                             NFSC FEBO GBA Capital Plans
                             GBA Retirement Services I TTEE                               Atlanta, GA              14.9%
                             Laurel Bone & Joint Clinic 401K Profit Sharing Plan          Laurel, MS                9.6%
                             PFPC Trust Co. Custodian for Charles A. Knowles              Griffin, GA               5.6%
                             Michael Sittig & Patti Hilaman Trustees
                             Florida League of Cities Defined Benefit Plan                Tallahassee, FL           5.3%
LARGE-CAP GROWTH FUND        NFSC FEBO GBA Retirement Services Inc.*
                             GBA Retirement Services TTEE                                 Atlanta, GA              30.6%
                             Eaton Vance Master Trust for Retirement Plans                Charlotte, NC            16.4%

                                       36

                             Reliance Trust Company FBO Georgia Bankers Association       Atlanta, GA              13.5%
                             NFSC FEBO GBA Capital Plans
                             GBA Retirement Services I TTEE                               Atlanta, GA              13.5%
                             SEI Private Trust Company                                    Oaks, PA                  7.6%
                             NFSC FEBO GBA Farmers & Merchants Bank PE
                             GBA Retirement Services Inc. TTEE                            Atlanta, GA               6.3%
SMALL-CAP FUND               Eaton Vance Master Trust for Retirement Plans                Charlotte, NC            25.2%
                             NFSC FEBO GBA GBA Retirement Services Inc.*
                             GBA Retirement Services Inc. TTEE                            Atlanta, GA              22.2%
                             NFSC FEBO GBA Capital Plans
                             GBA Retirement Services I TTEE                               Atlanta, GA              14.8%
                             Fabco & Co. FBO Washington Hebrew Congr Mtl Fd               Atlanta, GA               8.6%
                             HIBFUND FBO c/o Marshall & Iisley Trust Co.                  Milwaukee, WI             7.5%
                             Reliance Trust Company FBO Georgia Bankers Association       Atlanta, GA               5.2%


* Represents ownership of multiple different accounts each owning 5% or more of the outstanding shares of this Class.

Beneficial owners of 25% or more of this Class of a Fund are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

The Eaton Vance Management Master Trust for Retirement Plans is the retirement and profit sharing plans sponsored by Eaton Vance and certain of its affiliated entities.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of a Fund as of such date.

                                                                      APPENDIX C

                                RATINGS/RANKINGS

The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on a particular date.

Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. Evaluation of these securities is dependent on the investment adviser's judgment, analysis and experience in the evaluation of such bonds.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

MOODY'S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

  1. An application for rating was not received or accepted.
  2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.
  3. There is a lack of essential data pertaining to the issue or issuer.
  4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

SHORT-TERM DEBT

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of one year.

Issuers rated Prime-1 or P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 or P-1 repayment ability will often be evidenced by many of the following characteristics:

  -- Leading market positions in well established industries.
  -- High rates of return on funds employed.
  -- Conservative  capitalization  structure with moderate  reliance on debt and ample asset protection.
  -- Broad  margins in  earnings  coverage of fixed  financial  charges and high internal cash generation.
  -- Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 or P-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD & Poor's Ratings Group

AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest rated obligations only to a small degree. The obligor's capacity to meet its financial commitment is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken but payments on this obligation are being continued. C is also used for a preferred stock that is in arrears (as well as for junior debt of issuers rated CCC and CC).

D: The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred - and not where a default is only expected. Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

COMMERCIAL PAPER

A: S&P's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2:   Capacity  for  timely   payment  on  issues  with  this   designation  is
satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH RATINGS

INVESTMENT GRADE BOND RATINGS

AAA: HIGHEST CREDIT QUALITY. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: VERY HIGH CREDIT QUALITY. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: HIGH CREDIT QUALITY. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: GOOD CREDIT QUALITY. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

HIGH YIELD BOND RATINGS

BB: SPECULATIVE. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: HIGHLY SPECULATIVE. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, and C: HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: DEFAULT. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90% and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect of repaying all obligations.

INVESTMENT GRADE SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1: HIGHEST CREDIT QUALITY. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F-2: GOOD CREDIT QUALITY. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F-3: FAIR CREDIT QUALITY. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B: SPECULATIVE. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: DEFAULT.  Denotes actual or imminent payment default.

NOTES TO LONG-TERM AND SHORT-TERM RATINGS

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" Long-term rating category, to categories below "CCC", or to Short-term ratings other than "F-1".

"NR" indicates that Fitch does not rate the issuer or issue in question.

"WITHDRAWN": A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

                                 EQUITY RANKINGS

VALUE LINE'S FINANCIAL STRENGTH RANKING

A company's Financial Strength is the estimated financial strength of a company relative to all others followed in the Value Line Composite Index. It is derived by Value Line's Analysts after taking into consideration five main factors in varying weights; Earnings Coverage, Debt to Equity, Market Capitalization, Quick Ratio, and Fixed Charge Coverage. The Value Line analysis focuses on net income, cash flow, the amount of debt outstanding, and the outlook for profits. Other factors also enter into the equation.

STANDARD AND POOR'S QUALITY RANKING SYSTEM

Standard and Poor's Quality Ranking System captures the growth and stability of a company's earnings and dividends history in a single symbol. In assessing Quality Rankings, Standard and Poor's recognized that earnings and dividend performance is the end result of the interplay of various factors such as products and industry position, corporate resources, and financial policy. Standard and Poor's Quality Ranking System rankings are generated by a computerized ranking system based on per-share earnings and dividend records of the most recent 10 years. Basic scores are computed for earnings and dividends, and then adjusted as indicated by a set of predetermined modifiers for change in the rate of growth, stability within long-term trend, and cyclicality. Adjusted scores for earnings and dividends are then combined to yield a final ranking.

                                                                      APPENDIX D


                                EATON VANCE FUNDS
                       PROXY VOTING POLICY AND PROCEDURES

I.   OVERVIEW

The Boards of Trustees (the "Boards") of the Eaton Vance Funds (the "Funds") recognize that it is their fiduciary responsibility to actively monitor the Funds' operations. The Boards have always placed paramount importance on their oversight of the implementation of the Funds' investment strategies and the overall management of the Funds' investments. A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds' portfolio securities. While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds' shareholders to adopt these written proxy voting policy and procedures (the "Policy"). For purposes of this Policy the term "Fund" shall include a Fund's underlying portfolio in the case of a master-feeder arrangement and the term "Adviser" shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

II.  DELEGATION OF PROXY VOTING RESPONSIBILITIES

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds. The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy. In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund. The Boards recognize that the Advisers may from time to time amend their policies and procedures. The Advisers will report material changes to the Boards in the manner set forth in Section IV below. In addition, the Boards will annually review and approve the Advisers' proxy voting policies and procedures

III. DELEGATION OF PROXY VOTING DISCLOSURE RESPONSIBILITIES

The Securities and Exchange Commission (the "Commission") recently enacted certain new reporting requirements for registered investment companies. The Commission's new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities. The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the "1940 Act"), to file Form N-PX no later than August 31/st/ of each year beginning in 2004.

Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund's portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the "Administrator"), for each Fund that such Adviser manages. The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

IV.  CONFLICTS OF INTEREST

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser. In the event that in connection with its proxy voting responsibilities a conflict of interest arises between a Fund's shareholders and the Fund's Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund, the Adviser, to the extent it is aware or reasonably should have been aware of the conflict, will refrain from voting any proxies related to companies giving rise to such conflict until it notifies and consults with the appropriate Board(s) concerning the conflict.

Once the Adviser notifies the relevant Board(s) of the conflict, the Board(s) shall convene a meeting of the Boards' Fund Special Committee (the "Committee") to review and consider all relevant materials related to the proxies involved. In considering such proxies, the Adviser shall make available all materials requested by the Committee and make reasonably available appropriate personnel to discuss the matter with the Committee upon the Committee's request. The Committee will instruct the Adviser on the appropriate course of action. If the Committee is unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s) involved, each Adviser will have the right to vote such proxy, provided that it discloses the existence of the conflict to the Committee at its next meeting.

V.   REPORTS

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards' review upon the Boards' request. The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser's proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser's proxy voting policies and procedures. Each Adviser shall report any changes to such Adviser's proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds' disclosure relating to such policies and procedures.

                                                                      APPENDIX E
                     ATLANTA CAPITAL MANAGEMENT COMPANY, LLC
                              PROXY VOTING POLICIES

I.   INTRODUCTION

Atlanta Capital Management Company, LLC ("ACM") has adopted and implemented policies (and the procedures into which they are incorporated) that ACM believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. ACM's authority to vote the proxies of its clients is established by their advisory contracts or similar documentation. These proxy policies (and the procedures into which they are incorporated) reflect the Securities and Exchange Commission ("SEC") requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July 29, 1994).

II.  OVERVIEW

ACM manages its clients' assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, ACM seeks to exercise its clients' rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies' economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company's stock option plans for directors, officers or employees). ACM is adopting the formal written guidelines described in detail below and will utilize such guidelines in voting proxies on behalf of its clients. These guidelines are designed to promote accountability of a company's management and Board of Directors to its shareholders and to align the interests of management with those of shareholders.

In seeking to ensure a level of consistency and rationality in the proxy voting process, the guidelines contained in these policies are designed to address the manner in which certain matters that arise regularly in proxies will generally be voted. However, ACM takes the view that these guidelines should not be used as mechanical instructions for the exercise of this important shareholder right. Except in the instance of routine matters related to corporate administrative matters which are not expected to have a significant economic impact on the company or its shareholders (on which ACM will routinely vote with management), ACM will review each matter on a case-by-case basis and reserve the right to deviate from these guidelines when it believes the situation warrants such a deviation. In addition, no set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to review and vote proxies on behalf of ACM's clients) may seek insight from ACM's analysts, portfolio managers and/or Executive Committee on how a particular proxy proposal will impact the financial prospects of a company, and vote accordingly. The guidelines are just that: guidelines, rather than hard and fast rules, simply because corporate governance issues are so varied.

III. INSTITUTIONAL SHAREHOLDER SERVICES

In order to facilitate this proxy voting process, ACM has retained Institutional Shareholder Services ("ISS") to assist the firm with in-depth proxy research, vote execution, and the recordkeeping necessary for the appropriate management of a client account. ISS is an advisor that specializes in providing a variety of fiduciary-level services related to proxy voting. In addition to analyses, ISS delivers to ACM voting reports that reflect voting activities for ACM's clients, enabling the clients to monitor voting activities performed by ACM.

IV. PROXY EDGE (AUTOMATIC DATE PROCESSING)

In addition ACM has retained ProxyEdge ("ADP") to assist the firm with vote execution, and the record keeping necessary for the appropriate management of a client account. ProxyEdge is an advisor that specializes in providing a variety of fiduciary-level services related to proxy voting. ProxyEdge delivers to ACM voting reports that reflect voting activities for ACM's clients, enabling the clients to monitor voting activities performed by ACM.

V. PROXY VOTING GUIDELINES

The following guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, ACM will utilize these guidelines when voting proxies on behalf of its clients.

     A. ELECTION OF BOARD OF DIRECTORS

     ACM believes that a Board of Directors should primarily be independent, not have significant ties to management and consist of members who are all elected annually. In addition, ACM believes that important Board committees (e.g., audit, nominating and compensation committees) should be entirely independent. In general,

     * ACM will support the election of directors that result in a Board made up of a majority of independent directors.
     * ACM will support the election of independent directors to serve on the audit, compensation, and/or nominating committees of a Board of Directors.
     * ACM will hold all directors accountable for the actions of the Board's committees. For example, ACM will consider withholding votes for nominees who have recently approved compensation arrangements that ACM deems excessive or proposed equity-based compensation plans that unduly dilute the ownership interests of shareholders.
     * ACM will support efforts to declassify existing Boards, and will vote against efforts by companies to adopt classified Board structures.
     * ACM will vote against proposals for cumulative voting, confidential stockholder voting and the granting of pre-emptive rights.

     B. APPROVAL OF INDEPENDENT AUDITORS

     ACM believes that the relationship between the company and its auditors should be limited primarily to the audit engagement and closely allied audit-related and tax services, although non-audit services may be provided so long as they are consistent with the requirements of the Sarbanes-Oxley Act and, if required, have been approved by an independent audit committee. ACM will also consider the reputation of the auditor and any problems that may have arisen in the auditor's performance of services.

     C. EXECUTIVE COMPENSATION

     ACM believes that appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of management, employees, and directors. However, ACM is opposed to plans that substantially dilute shareholders' ownership interests in the company or have objectionable structural features.

     * ACM will generally vote against plans where total potential dilution (including all equity-based plans) seems likely to exceed 15% of shares outstanding over ten years and extends longer than ten years.
     * ACM will generally vote against plans if annual option grants exceed 2% of shares outstanding.

     These total and annual dilution thresholds are guidelines, not ceilings, and when assessing a plan's impact on client shareholdings ACM considers other factors such as specific industry practices, company and stock performance and management credibility. The Proxy Administrator may consult with the relevant analyst(s) or portfolio manager(s) or, if appropriate, members of senior management, to determine when or if it may be appropriate to exceed these guidelines.

     * ACM will typically vote against plans that have any of the following structural features:
          *    Ability  to  re-price   underwater  options  without  shareholder
               approval.
          * The unrestricted ability to issue options with an exercise price below the stock's current market price.
          *    Automatic share replenishment ("evergreen") feature.
     * ACM is supportive of measures intended to increase long-term stock ownership by executives. These may include: Requiring senior executives to hold a minimum amount of stock in the company (frequently expressed as a certain multiple of the executive's salary).
          * Requiring senior executives to hold a minimum amount of stock in the company (frequently expressed as a certain multiple of the executive's salary).
          *    Using restricted stock grants instead of options.
          * Utilizing phased vesting periods or vesting tied to company specific milestones or stock performance.
          * ACM will generally support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

     In assessing a company's executive compensation plan, ACM will weigh all components of the plan. For example, the grant of stock options to executives of a company in a particular year may appear excessive if that grant goes above 2% of the shares outstanding of the company. However, such grants may be appropriate if the senior management of the company has accepted significantly reduced cash compensation for the year in lieu of receiving a greater number of options.

     D. CORPORATE STRUCTURE MATTERS/ANTI-TAKEOVER DEFENSES

     As a general matter, ACM opposes anti-takeover measures and other proposals
     designed  to  limit  the  ability  of   shareholders  to  act  on  possible
     transactions. In general,

     * Because a classified board structure prevents shareholders from electing a full slate of directors annually, ACM will typically vote against proposals to create classified boards and vote in favor of shareholder proposals to declassify a board.
     * ACM will vote for proposals to subject shareholder rights plans ("poison pills") to a shareholder vote.
     * ACM will vote for shareholder proposals that seek to eliminate supermajority voting requirements and oppose proposals seeking to implement supermajority voting requirements.
     * ACM will generally vote against proposals to authorize preferred stock whose voting, conversion, dividend and other rights are determined at the discretion of the Board of Directors when the stock is issued when used as an anti-takeover device. However, such "blank check" preferred stock may be issued for legitimate financing needs and ACM can vote for proposals to issue such preferred stock in those circumstances.
     * ACM will vote for proposals to lower barriers to shareholder action (for example, limiting rights to call special meetings or act by written consent).
     * ACM will vote against proposals for a separate class of stock with disparate voting rights.
     * ACM will consider on a case-by-case basis board-approved proposals regarding changes to a company's capitalization, however ACM will generally vote in favor of proposals authorizing the issuance of additional common stock (except in the case of a merger, restructuring or other significant corporate event which will be handled on a case-by-case basis).

     E. STATE OF INCORPORATION/OFFSHORE PRESENCE

     Under ordinary circumstances, ACM will not interfere with a choice to reincorporate or reorganize a company in a different jurisdiction, provided that management's decision has been approved by a Board of Directors. ACM recognizes that there may be benefits to reincorporation (such as tax benefits and more developed business laws in the jurisdiction of reincorporation). Each proposal to reincorporate in offshore tax havens will be reviewed on a case-by-case basis to determine whether such actions are in the best interests of the shareholders of the company including ACM's clients.

     F. ENVIRONMENTAL/SOCIAL POLICY ISSUES

     ACM believes that "ordinary business matters" are primarily the responsibility of management and should be approved solely by the company's Board of Directors. ACM recognizes that certain social and environmental issues raised in shareholder proposals are the subjects of vigorous public debate and many are the subject of legal statutes or regulation by federal and/or state agencies. ACM generally supports management on these types of proposals, though exceptions may be made in certain instances where ACM believes a proposal has substantial economic implications. ACM expects that the companies in which clients' assets are invested will act as responsible corporate citizens.

     G. CIRCUMSTANCES UNDER WHICH ACM WILL ABSTAIN FROM VOTING

     ACM will seek to vote all proxies for clients who have delegated the responsibility to vote such proxies to ACM. Under certain circumstances, the costs to clients associated with voting such proxies would far outweigh the benefit derived from exercising the right to vote. In those circumstances, ACM will make a case-by-case determination on whether or not to vote such proxies. In the case of countries that require so-called "share blocking," ACM may also abstain from voting. ACM will not seek to vote proxies on behalf of its clients unless it has agreed to take on that responsibility on behalf of a client. Finally, ACM may be required to abstain from voting on a particular proxy in a situation where a conflict exists between ACM and its client. The policy for resolution of such conflicts is described below in Section VII.

VI.  RECORDKEEPING

ACM will maintain records relating to the proxies voted on behalf of its clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

 *   A copy of ACM's proxy voting policies and procedures;
 * Proxy statements received regarding client securities (if such proxies are available on the SEC's EDGAR system or a third party undertakes to promptly provide a copy of such documents to ACM, ACM does not need to retain a separate copy of the proxy statement);
 *   A record of each vote cast;
 * A copy of any document created by ACM that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and
 * Each written client request for proxy voting records and ACM's written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of ACM for two years after they are created.

VII. IDENTIFICATION AND RESOLUTION OF CONFLICTS WITH CLIENTS

As fiduciary to its clients, ACM puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of ACM are able to identify potential conflicts of interest, ACM will take the following steps:

 * Quarterly, the Compliance Officer will seek information from the supervisor of each functional unit of ACM (marketing, operations, etc.) Each supervisor will be asked to provide a list of significant clients or prospective clients of ACM. For example, a supervisor would report the fact that ACM was in discussions with a corporate client considering management of the corporation's pension plan assets.
 * The Compliance Officer will compile a list of the companies identified (the "Conflicted Companies") and provide that list to the Proxy Administrator.
 * The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he expects to receive or has received proxy statements (the "Proxy Companies"). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Compliance Officer and members of senior management of ACM.

The Compliance Officer and designated members of senior management will then determine if a conflict of interest exists between ACM and its client. If they determine that a conflict exists, they will take the following steps to seek to resolve such conflict prior to voting any proxies relating to these Conflicted Companies.

 * If the Proxy Administrator expects to vote the proxy of the Conflicted Company strictly according to the guidelines contained in these Proxy Voting Policies (the "Policies"), he will (i) inform the Compliance Officer and designated members of senior management of that fact, (ii) vote the proxies and (iii) record the existence of the conflict and the resolution of the matter.
 * If the Proxy Administrator intends to vote in a manner inconsistent with the guidelines contained herein or, if the issues raised by the proxy are not contemplated by these Policies, and the matters involved in such proxy could have a material economic impact on the client(s) involved, the Proxy Administrator will seek instruction on how the proxy should be voted from:

     *    The client, in the case of an individual or corporate client;
     * The Board of Directors, or any committee thereof identified by the Board, in the case of a Fund; or
     * The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

ACM will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client or Board of Directors, as the case may be, fails to instruct the Proxy Administrator on how to vote the proxy, the Proxy Administrator will generally abstain from voting in order to avoid the appearance of impropriety. If however, the failure of ACM to vote its clients' proxies would have a material adverse economic impact on ACM's clients' securities holdings in the Conflicted Company, ACM may vote such proxies in order to protect its clients' interests. In either case, the Proxy Administrator will record the existence of the conflict and the resolution of the matter.

                                                            Adopted June 6, 2003

                           PART C - OTHER INFORMATION

ITEM 23. EXHIBITS (WITH INAPPLICABLE ITEMS OMITTED)

   (a)(1) Declaration of Trust dated May 25, 1989, filed as Exhibit (1)(a) to Post-Effective Amendment No. 59 filed August 16, 1995 (Accession No. 0000950156-95-000600) and incorporated herein by reference.

      (2) Amendment to the Declaration of Trust dated August 18, 1992 filed as Exhibit (1)(b) to Post-Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.

      (3) Amendment to the Declaration of Trust dated June 23, 1997 filed as Exhibit (1)(c) to Post-Effective Amendment No. 68 filed August 25, 1997 (Accession No. 0000950156-97-000646) and incorporated herein by reference.

      (4) Amendment of Establishment and Designation of Series of Shares of Beneficial Interest, Without Par Value, as amended effective September 17, 2004 filed as Exhibit (a)(4) to Post-Effective
               Amendment No. 87 filed December 23, 2004 (Accession No. 0000940394-04-001173) and incorporated herein by reference.

   (b)(1) By-Laws filed as Exhibit (2)(a) to Post-Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.

      (2)      Amendment  to By-Laws  dated  December  13, 1993 filed as Exhibit
               (2)(b) to Post-Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.

      (3) Amendment to By-Laws of Eaton Vance Growth Trust dated June 18, 2002 filed as Exhibit (b)(3) to Post-Effective Amendment No. 79 filed December 23, 2002 (Accession No. 0000940394-02-000745) and
               incorporated herein by reference.

      (4) Amendment to By-Laws of Eaton Vance Growth Trust dated February 7, 2005 filed as Exhibit (b)(4) to Post-Effective Amendment No 89 filed March 2, 2005 (Accession No. 0000940394-05-000248) and incorporated herein by reference.

   (c)         Reference is made to Item 23(a) and 23(b) above.

   (d)(1) Investment Advisory Agreement with Boston Management and Research for Atlanta Capital Intermediate Bond Fund dated December 10, 2001 filed as Exhibit (d)(1) to Post-Effective Amendment No. 78 filed December 21, 2001 (Accession No. 0000940394-01-500575) and
               incorporated herein by reference.

      (2) Investment Sub-Advisory Agreement between Boston Management and Research and Atlanta Capital Management Company, LLC for Atlanta Capital Intermediate Bond Fund dated December 10, 2001 filed as Exhibit (d)(2) to Post-Effective Amendment No. 78 filed December 21, 2001 and incorporated herein by reference.

   (e)(1)(a) Amended and Restated Distribution Agreement between Eaton Vance Growth Trust and Eaton Vance Distributors, Inc. effective December 10, 2001 with attached Schedule A dated December 10, 2001 filed as Exhibit (e)(1) to Post-Effective Amendment No. 77 filed December 20, 2001 (Accession No. 0000940394-01-500566) and
               incorporated herein by reference.

         (b) Amended Schedule A dated October 20, 2003 to Amended and Restated Distribution Agreement effective December 10, 2001 filed as Exhibit (e)(1)(a) to Post-Effective Amendment No. 83 filed October 20, 2003 and incorporated herein by reference.

      (2) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to Post-Effective Amendment No. 61 filed December 28, 1995 (Accession No. 0000950156-95-000883) and incorporated herein by reference.

   (f) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

   (g)(1) Custodian Agreement with Investors Bank & Trust Company dated November 7, 1994 filed as Exhibit (8) to Post-Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.

      (2)      Amendment  to Custodian  Agreement  with  Investors  Bank & Trust
               Company dated October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 61 filed December 28, 1995 and incorporated herein by reference.

      (3) Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) (Accession No. 0000950156-99-000050) filed
               January 25, 1999 and incorporated herein by reference.

      (4) Extension Agreement dated August 31, 2000 to Master Custodian Agreement with Investors Bank & Trust Company filed as Exhibit
               (g)(4) to Post-Effective Amendment No. 85 of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) filed January 23, 2001 (Accession No. 0000940394-01-500027) and incorporated herein by reference.

      (5) Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, File No. 333-32276, 811-05808, Amendment No. 5, filed April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.

   (h)(1) Management Contract between Eaton Vance Growth Trust (on behalf of Eaton Vance Asian Small Companies Fund, Eaton Vance Information Age Fund, Eaton Vance Greater China Growth Fund and Eaton Vance Worldwide Health Sciences Fund) and Eaton Vance Management dated June 23, 1997 filed as Exhibit (5)(a) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

      (2)(a) Amended and Restated Administrative Services Agreement between Eaton Vance Growth Trust (on behalf of certain of its series) and Eaton Vance Management dated December 10, 2001 with attached Schedule A dated December 10, 2001 filed as Exhibit (h)(2)(a) to Post-Effective Amendment No. 78 filed December 21, 2001 and incorporated herein by reference.

         (b) Administrative Services Agreement between Eaton Vance Growth Trust (on behalf of certain of its series) and Eaton Vance Management effective December 10, 2001 with attached Schedule A dated December 10, 2001 filed as Exhibit (h)(2)(b) to Post-Effective Amendment No. 78 filed December 21, 2001 and incorporated herein by reference.

      (3) Transfer Agency Agreement dated as of July 31, 2003 filed as Exhibit (h)(3) to Post-Effective Amendment No. 82 filed July 31, 2003 (Accession No. 0000940394-03-000592) and incorporated herein by reference.

      (4) Sub-Transfer Agency Services Agreement effective August 1, 2002 between PFPC Inc. and Eaton Vance Management filed as Exhibit
               (h)(3)  to  Post-Effective   Amendment  No.  45  of  Eaton  Vance
               Investment Trust (File Nos. 33-1121, 811-4443) filed July 24, 2002 (Accession No. 0000940394-02-000462) and incorporated herein by reference.

   (i)(1)      Opinion of Counsel  dated  January  22, 2004 filed as Exhibit No.
               (i) to Post-Effective Amendment No. 86 filed January 23, 2004 (Accession No. 0000940394-04-000018) and incorporated herein by reference.

      (2)      Consent of Internal Counsel dated March 31, 2005 filed herewith.

   (j)(1)      Consent of  Independent  Registered  Public  Accounting  Firm for
               Eaton   Vance-Atlanta   Capital   Intermediate  Bond  Fund  filed
               herewith.

      (2) Consent of Independent Registered Public Accounting Firm for Eaton Vance-Atlanta Capital Large-Cap Growth Fund filed herewith.

      (3) Consent of Independent Registered Public Accounting Firm for Eaton Vance-Atlanta Capital Small-Cap Fund filed herewith.

   (m)(1)(a) Eaton Vance Growth Trust Class A Service Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(a) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

         (b) Amended Schedule A to Class A Service Plan dated October 20, 2003 filed as Exhibit (m)(1)(a) to Post-Effective Amendment No. 83 filed October 20, 2003 and incorporated herein by reference.

      (2) Eaton Vance Growth Trust Class A Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to Post-Effective Amendment No. 68 and incorporated herein by reference.

      (3) Eaton Vance Growth Trust Class B Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

      (4)(a) Eaton Vance Growth Trust Class C Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(d) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

         (b) Amended Schedule A to Eaton Vance Growth Trust Class C Distribution Plan effective January 1, 1998 filed as Exhibit
               (m)(4)(b) to Post-Effective Amendment No. 86 filed December 23, 2003 (Accession No. 0000940394-03-001267) and incorporated herein by reference.

      (5) Eaton Vance Growth Trust Class D Distribution Plan adopted December 11, 2000 with attached Schedule A filed as Exhibit
               (m)(5) to Post-Effective Amendment No. 76 filed January 22, 2001 (Accession No. 0000940394-01-500025) and incorporated herein by reference.

      (6)(a) Eaton Vance Growth Trust Class R Distribution Plan adopted December 10, 2001 with attached Schedule A filed as Exhibit
               (m)(6) to Post-Effective Amendment No. 78 filed December 21, 2001 and incorporated herein by reference.

         (b) Amended Schedule A adopted June 16, 2003 to Eaton Vance Growth Trust Class R Distribution Plan adopted December 10, 2001 filed as Exhibit (6)(b) to Post-Effective Amendment No. 81 filed July 9, 2003 (Accession No. 0000940394-03-000486) and incorporated herein by reference.

   (n) Amended and Restated Multiple Class Plan for Eaton Vance Funds dated February 9, 2004 filed as Exhibit (o)(1) to Post-Effective Amendment No. 94 of Eaton Vance Mutual Funds Trust (File Nos. 2-90946 and 811-4015) filed February 26, 2004 (Accession No. 0000940394-04-000170) and incorporated herein by reference.

   (p)(1)      Code  of  Ethics  adopted  by  Eaton  Vance  Corp.,  Eaton  Vance
               Management, Boston Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised February 1, 2005, filed as Exhibit (r)(1) to the Registration Statement on Form N-2 of Eaton Vance Global Enhanced Equity Income Fund (File Nos. 33-122540 and 811-21771) filed February 4, 2005 (Accession No. 0000898432-05-000098) and
               incorporated herein by reference.

      (2) Code of Ethics adopted by Lloyd George Management Group, which includes: Lloyd George Management (BVI) Ltd, Lloyd George Investment Management (Bermuda) Ltd, Lloyd George Management (Hong Kong) Ltd, Lloyd George Investment Management (Hong Kong) Limited, Lloyd George Management (Europe) Ltd, Lloyd George Management (Singapore) Pte Ltd and the LGM Funds effective December 2004 filed as Exhibit (p)(2) to Post-Effective Amendment No. 87 filed December 23, 2004 (Accession No. 0000940394-04-001173) and incorporated herein by reference.

      (3) Amended and Restated Code of Ethics as of December 10, 2004 adopted by OrbiMed filed as Exhibit (p)(3) to Post-Effective Amendment No. 87 filed December 23, 2004 (Accession No. 0000940394-04-001173) and incorporated herein by reference.

      (4) Code of Business Conduct and Ethics adopted by Atlanta Capital Management Company, LLC effective November 6, 2004 filed as Exhibit (p)(4) to Post-Effective Amendment No. 87 filed December 23, 2004 (Accession No. 0000940394-04-001173) and incorporated herein by reference.

   (q)(1) Power of Attorney for Eaton Vance Growth Trust dated July 1, 2003 filed as Exhibit (q)(1) to Post-Effective Amendment No. 81 filed July 9, 2003 and incorporated herein by reference.

      (2) Power of Attorney for Worldwide Health Sciences Portfolio dated July 1, 2003 filed as Exhibit (q)(2)(c) to Post-Effective Amendment No. 81 filed July 9, 2003 and incorporated herein by reference.

      (3) Power of Attorney for Growth Portfolio dated July 1, 2003 filed as Exhibit (q)(3) to Post-Effective Amendment No. 82 filed July 31, 2003 and incorporated herein by reference.

      (4) Power of Attorney for Global Growth Portfolio (formerly Information Age Portfolio) dated July 1, 2003 filed as Exhibit
               (q)(4) to Post-Effective Amendment No. 82 filed July 31, 2003 and incorporated herein by reference.

      (5) Power of Attorney for Asian Small Companies Portfolio dated July 1, 2003 filed as Exhibit (q)(5) to Post-Effective Amendment No. 82 filed July 31, 2003 and incorporated herein by reference.

      (6) Power of Attorney for Greater China Growth Portfolio dated July 1, 2003 filed as Exhibit (q)(6) to Post-Effective Amendment No. 82 filed July 31, 2003 and incorporated herein by reference.

      (7) Power of Attorney for Large-Cap Growth Portfolio and Small-Cap Portfolio dated July 1, 2003 filed as Exhibit (q)(6)(a) to Post-Effective Amendment No. 82 filed July 31, 2003 and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

     Not applicable

ITEM 25. INDEMNIFICATION

     Article IV of the Registrant's Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote.
Article XI of the By-Laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

     Reference is made to: (i) the information set forth under the caption "Management and Organization" in the Statement of Additional Information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930) , Boston Management and Research (File No. 801-43127), Lloyd George (Bermuda) (File No. 801-40889), Lloyd George (Hong Kong) (File No. 801-40890), Orbimed (File No. 801-34429) and Atlanta Capital Management Company, LLC (File No. 801-52179 ) filed with the Commission, all of which are incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

     (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the registered investment companies named below:

Eaton Vance Advisers Senior Floating-Rate              Fund  Eaton Vance Mutual Funds Trust
Eaton Vance Growth Trust                               Eaton Vance Prime Rate Reserves
Eaton Vance Institutional Senior Floating-Rate Fund    Eaton Vance Series Trust II
Eaton Vance Investment Trust                           Eaton Vance Special Investment Trust
Eaton Vance Municipals Trust                           EV Classic Senior Floating-Rate Fund
Eaton Vance Municipals Trust II                        Eaton Vance Variable Trust

     (b)

         (1)                           (2)                           (3)
 NAME AND PRINCIPAL           POSITIONS AND OFFICES        POSITIONS AND OFFICES
  BUSINESS ADDRESS*        WITH PRINCIPAL UNDERWRITER         WITH REGISTRANT
  -----------------        --------------------------         ---------------

      Ira Baron                  Vice President                     None
    John Bercini                 Vice President                     None
     Chris Berg                  Vice President                     None
  Kate B. Bradshaw               Vice President                     None
    Timothy Breer                Vice President                     None
   Eric Caplinger                Vice President                     None
    Mark Carlson                 Vice President                     None
     Randy Clark                 Vice President                     None
  Daniel C. Cataldo       Vice President and Treasurer              None
  Patrick Cosgrove               Vice President                     None
     Raymond Cox                 Vice President                     None
    Peter Crowley                Vice President                     None
    Kevin Darrow                 Vice President                     None
    Derek Devine                 Vice President                     None
   Todd Dickinson                Vice President                     None
     John Dolan                  Vice President                     None
   James Durocher                Vice President                     None
   Alan R. Dynner      Vice President, Secretary and Clerk        Secretary
  Robert Ellerbeck               Vice President                     None
    Daniel Ethier                Vice President                     None
     Troy Evans                  Vice President                     None
     Vince Falbo                 Vice President                     None
 Richard A. Finelli              Vice President                     None
    Daniel Flynn                 Vice President                     None
     James Foley                 Vice President                     None
  Michael A. Foster              Vice President                     None
   Kathleen Fryer                Vice President                     None
Anne Marie Gallagher             Vice President                     None
  William M. Gillen           Senior Vice President                 None
  Hugh S. Gilmartin              Vice President                     None
    John Greenway                Vice President                     None
   Jorge Gutierrez               Vice President                     None
    Peter Hartman                Vice President                     None
   James B. Hawkes         Vice President and Director             Trustee
  Joseph Hernandez               Vice President                     None
   Perry D. Hooker               Vice President                     None

  Elizabeth Johnson              Vice President                     None
    Paul F. Jones                Vice President                     None
     Steve Jones                 Vice President                     None
   Lindsey Kidder                Vice President                     None
   Thomas P. Luka                Vice President                     None
    Coleen Lynch                 Vice President                     None
    John Macejka                 Vice President                     None
   Geoff Marshall                Vice President                     None
  Christopher Mason              Vice President                     None
    Judy Snow May                Vice President                     None
    Don McCaughey                Vice President                     None
   Andy McClelland               Vice President                     None
    Dave McDonald                Vice President                     None
     Tim McEwen                  Vice President                     None
  Morgan C. Mohrman           Senior Vice President                 None
     Don Murphy                  Vice President                     None
  James A. Naughton              Vice President                     None
    Joseph Nelson                Vice President                     None
   Mark D. Nelson                Vice President                     None
    Scott Nelson                 Vice President                     None
  Linda D. Newkirk               Vice President                     None
    James O'Brien                Vice President                     None
  James L. O'Connor              Vice President                   Treasurer
    Andrew Ogren                 Vice President                     None
     Philip Pace                 Vice President                     None
    Margaret Pier                Vice President                     None
    Shannon Price                Vice President                     None
    James Putman                 Vice President                     None
     James Queen                 Vice President                     None
    David Richman                Vice President                     None
      Tim Roach                  Vice President                     None
    Randy Skarda                 Vice President                     None
  Lawrence Sinsimer           Senior Vice President                 None
   Bill Squadroni                Vice President                     None
   Joseph Staszkiw               Vice President                     None
  William M. Steul         Vice President and Director              None
Cornelius J. Sullivan         Senior Vice President                 None
    Frank Sweeney                Vice President                     None
   Stefan Thielen                Vice President                     None
   Michael Tordone               Vice President                     None
   John M. Trotsky               Vice President                     None
    Jerry Vainisi                Vice President                     None
    John Vaughan                 Vice President                     None
     Chris Volf                  Vice President                     None
     Greg Walsh                  Vice President                     None
    Stan Weiland                 Vice President                     None
 Wharton P. Whitaker         President and Director                 None
   Greg Whitehead                Vice President                     None
   Mark Whitehouse               Vice President                     None
    Steve Widder                 Vice President                     None
   Charles Womack                Vice President                     None
   Joseph Yasinski               Vice President                     None
     Trey Young                  Vice President                     None
    Gregor Yuska                 Vice President                     None

------------------------------------------
* Address is The Eaton Vance Building, 255 State Street, Boston, MA  02109

     (c)   Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PFPC Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of the relevant investment adviser or sub-adviser.

ITEM 29. MANAGEMENT SERVICES

     Not applicable

ITEM 30. UNDERTAKINGS

     None

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on March 30, 2005.

                                        EATON VANCE GROWTH TRUST

                                        By:  /s/ Thomas E. Faust Jr.
                                             -----------------------------
                                             Thomas E. Faust Jr, President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities on March 30, 2005.

      SIGNATURE                                 TITLE
      ---------                                 -----

/s/ Thomas E. Faust Jr.                        Trustee
---------------------------
Thomas E. Faust Jr.

/s/ James L. O'Connor               Treasurer (Principal Financial and
---------------------------                Accounting Officer)
James L. O'Connor

/s/ James B. Hawkes                            Trustee
---------------------------
James B. Hawkes

Samuel L. Hayes, III*                          Trustee
---------------------------
Samuel L. Hayes, III

William H. Park*                               Trustee
---------------------------
William H. Park

Ronald A. Pearlman*                            Trustee
---------------------------
Ronald A. Pearlman

Norton H. Reamer*                              Trustee
---------------------------
Norton H. Reamer

Lynn A. Stout*                                 Trustee
---------------------------
Lynn A. Stout

*By:  /s/ Alan R. Dynner
      ----------------------------------------
          Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Large-Cap Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No.
2-22019) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on March 30, 2005.

                                        LARGE-CAP GROWTH PORTFOLIO

                                        By:  /s/ James B. Hawkes
                                            ----------------------------
                                            James B. Hawkes, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) has been signed below by the following persons in their capacities on March 30, 2005.

      SIGNATURE                                 TITLE
      ---------                                 -----

/s/ James B. Hawkes                            Trustee
---------------------------
James B. Hawkes

/s/ Kristin S. Anagnost             Treasurer (Principal Financial and
---------------------------                Accounting Officer)
Kristin S. Anagnost

Samuel L. Hayes, III*                          Trustee
---------------------------
Samuel L. Hayes, III

William H. Park*                               Trustee
---------------------------
William H. Park

Ronald A. Pearlman*                            Trustee
---------------------------
Ronald A. Pearlman

Norton H. Reamer*                              Trustee
---------------------------
Norton H. Reamer

Lynn A. Stout*                                 Trustee
---------------------------
Lynn A. Stout

*By:  /s/ Alan R. Dynner
      ----------------------------------------
          Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Small-Cap Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on March 30, 2005.

                                        SMALL-CAP PORTFOLIO

                                        By:  /s/ James B. Hawkes
                                             ---------------------------
                                             James B. Hawkes, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) has been signed below by the following persons in their capacities on March 30, 2005.

      SIGNATURE                                 TITLE
      ---------                                 -----

/s/ James B. Hawkes                            Trustee
---------------------------
James B. Hawkes

/s/ Kristin S. Anagnost             Treasurer (Principal Financial and
---------------------------                Accounting Officer)
Kristin S. Anagnost

Samuel L. Hayes, III*                          Trustee
---------------------------
Samuel L. Hayes, III

William H. Park*                               Trustee
---------------------------
William H. Park

Ronald A. Pearlman*                            Trustee
---------------------------
Ronald A. Pearlman

Norton H. Reamer*                              Trustee
---------------------------
Norton H. Reamer

Lynn A. Stout*                                 Trustee
---------------------------
Lynn A. Stout

*By:  /s/ Alan R. Dynner
      ----------------------------------------
          Alan R. Dynner (As attorney-in-fact)

                                  EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.


Exhibit No.    Description
-----------    -----------

  (i)(2)       Consent of Internal Counsel dated March 31, 2005

  (j)(1) Consent of Independent Registered Public Accounting Firm for Eaton Vance-Atlanta Capital Intermediate Bond Fund

     (2) Consent of Independent Registered Public Accounting Firm for Eaton Vance-Atlanta Capital Large-Cap Growth Fund

     (3) Consent of Independent Registered Public Accounting Firm for Eaton Vance-Atlanta Capital Small-Cap Fund